UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-08576

American High-Income Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: July 31, 2011

Courtney R. Taylor
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

American High-Income Municipal Bond Fund®

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Special feature

Building portfolios amid complexity

▶ See page 6

Annual report for the year ended July 31, 2011

American High-Income Municipal Bond Fund seeks to provide a high level of current income exempt from regular federal income tax.

This fund is one of the 33 American Funds. American Funds is one of the nation’s largest mutual fund families. For 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2011 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years
Reflecting 3.75% maximum sales charge	−0.33%	1.59%	3.41%

The total annual fund operating expense ratio was 0.64% for Class A shares as of the most recent fiscal year-end.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on page 25 for details.

The fund’s 30-day yield for Class A shares as of August 31, 2011, calculated in accordance with the U.S. Securities and Exchange Commission formula, was 4.53%. (For investors in the 35% tax bracket, this is equivalent to a taxable yield of 6.97%.) The fund’s distribution rate for Class A shares as of that date was 4.68%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Results for other share classes can be found on page 4.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Income may be subject to state or local income taxes and/or federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

For investors in municipal bonds, the last year included some of the most challenging market conditions since the depths of the financial crisis in 2008. A prolonged period of outflows from mutual funds pressured municipal bonds. This selloff, alongside broader concerns about the economic and fiscal environment in the U.S., contributed to heightened market volatility throughout American High-Income Municipal Bond Fund’s past fiscal year.

Against this backdrop, the fund recorded a total return of 3.6% for the period ended July 31, 2011, a portion of which came from monthly dividends totaling nearly 67 cents a share. This amounts to an income return of about 4.9% for investors who reinvested dividends. Investors who took dividends in cash realized a 4.8% return. The fund’s share price declined from $13.97 to $13.78.

The fund’s results compared favorably to those of its peer group, as measured by the Lipper High-Yield Municipal Debt Funds Average, which posted a 3.1% return. Relative to many of its peers, the fund has a conservative portfolio mix, which includes a significant weighting in higher quality (A-rated and above) investment-grade bonds (BBB-rated and above).

The fund’s results also compared favorably with the Barclays Capital Municipal Bond Index (a proxy for the broader investment-grade municipal market), which returned 3.2%, but lagged the Barclays Capital High Yield Municipal Bond Index (a proxy for the high-yield municipal market), which returned 5.6%. Both of these indexes are unmanaged and their results do not include expenses. Unlike the fund’s portfolio, the high-yield index does not include cash or investment-grade bonds. Furthermore, in comparison to the fund’s portfolio, this index includes a higher percentage of corporate-related municipal bonds — one of the stronger segments of the market over the past fiscal year. Results for longer time periods are shown in the table on page 2.

Municipal market overview

The municipal market experienced two distinct phases during the 12 months ended July 31, 2011. The first was characterized by heightened instability and included several periods of dramatically falling bond prices. The second was marked by a rally that gathered momentum in April 2011 and continued for much of the fiscal year’s remaining months.

In the first month of the fund’s past fiscal year, August 2010, the municipal bond market rose. This proved to be the lull before the storm. A prolonged selloff began in September. Over the fourth quarter of 2010 the Barclays Capital Municipal Bond Index lost 4.2% and was very volatile. From November 5 to November 17 alone it fell 3.4%. A subsequent rally helped regain about a third of that drop, only for the index to fall another 2.8% in the first half of December. All the while, redemptions from municipal bond mutual funds continued apace.

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[Begin Sidebar]
In this report

Special feature

6	Building portfolios amid complexity

While concerns about municipal finances have roiled markets, the fund’s investment professionals have looked through the fog of market emotion, maintaining their focus on building a diversified portfolio that they feel is most appropriate and promising for the long-term needs of investors.

Contents

1	Letter to investors

5	The value of a long-term perspective

12	Summary investment portfolio

17	Financial statements

31	Board of trustees and other officers
[End Sidebar]

In our view, investor emotion, as well as credit concerns, prompted the upheaval. Although we believe there could be continued financial distress in the coming years, we expect the scope and impact will be more limited than some of the recent coverage has implied. The financial health of state and local government issuers is a pertinent concern when considering general obligation (G.O.) bonds; however, for the most part, it is not directly relevant to revenue bonds, which represent the vast majority of fund holdings.

It was not until the second quarter of 2011 that municipal bond yields (which move inversely to price) finally began to reverse their upward trajectory. Moderating U.S. and global growth prompted a so-called flight to quality as investors sought the safety of U.S. government debt and select other assets. Treasury yields declined. Municipals experienced a broad rally as relatively cheap bond valuations attracted investors. Emblematic of shifting sentiment, the run of consecutive weekly outflows from municipal bond funds that began in November finally came to an end in early June.

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Inside the portfolio

Over the past year, the portfolio counselors of American High-Income Municipal Bond Fund have continued to favor revenue bonds. Exposure to G.O. bonds remains very small; it was only 0.9% at fiscal year-end.

Many of the fund’s largest exposures were to sectors where revenue bonds support critical local enterprises such as hospitals (14.3%), continuing care retirement communities (13.2%), airports (5.7%) and municipal electric utilities (3.5%). Positive and negative contributions to results were spread among bonds from a number of issuer categories, underscoring the diversified nature of the portfolio.

[Begin Sidebar]
Results at a glance

For periods ended July 31, 2011 (with all distributions reinvested)

	Total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime
				(since 9/26/94)

American High-Income Municipal Bond
Fund (Class A shares)	3.57%	2.42%	3.80%	5.24%

Lipper High-Yield Municipal Debt
Funds Average*	3.07	1.69	3.75	4.80

Barclays Capital Municipal Bond Index†	3.24	4.90	4.94	5.84

*Results of the Lipper average do not reflect the effect of sales charges, account fees or taxes.
†Barclays Capital Municipal Bond Index is unmanaged and primarily holds bonds with investment-grade ratings; its results do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.

[End Sidebar]

The fund purposefully seeks higher risk investments in its effort to provide greater returns for investors. Over the past fiscal year, portfolio counselors sought to use the volatile conditions to their advantage. Some high-quality shorter maturity bonds whose prices fared well were sold. Portfolio counselors put greater emphasis on bonds with lower credit ratings where they believed — given the incremental risk entailed — return potential over the long term appeared attractive. The fund’s holdings of BBB-rated debt (the lowest rung of investment-grade ratings) have increased from 23.6% to 25.2% over the past fiscal year. Exposure to bonds rated below investment grade (Ba/BB and below) increased from 9.2% to 12.7%.

Despite challenging market conditions, in-depth research has helped the fund’s portfolio counselors identify attractive long-term investment opportunities. To learn more, we invite you to read our feature article, “Building portfolios amid complexity,” beginning on page 6.

Looking forward

The downgrade of the U.S. government’s credit rating, ongoing fiscal austerity discussions and persistently high unemployment figures have all added to concerns about sluggish economic growth. The fund’s portfolio is diversified, and its portfolio counselors pay close attention to limiting downside risk. In other words, they seek to position the portfolio so that if the municipal market declines, the fund’s returns will potentially be better protected.

As ever, we steer our investment decisions by determining which issues are most appropriate and promising for the long-term needs of our investors. We look forward to reporting to you again in six months.

Cordially,

/s/ Paul G. Haaga, Jr.

Paul G. Haaga, Jr.
Vice Chairman of the Board

/s/ Karl J. Zeile

Karl J. Zeile
President

September 15, 2011

For current information about the fund, visit americanfunds.com.

[Begin Sidebar]
Tax-exempt yields vs. taxable yields

Find your estimated 2011 taxable income below to determine your federal tax rate,* then look in the right-hand column to see what you would have had to earn from a taxable investment to equal the fund’s 4.67%† tax-exempt distribution rate as of July 31, 2011. For example, investors in the highest tax bracket (35%) would need a taxable distribution rate of 7.18% to match the fund’s distribution rate.

If your taxable income is …		… then your federal	The fund’s tax-exempt distribution rate of 4.67% is
Single	Joint	tax rate is …	equivalent to a taxable rate of …

$0 – 8,500	$0 – 17,000	10.0%	5.19%
8,501 – 34,500	17,001 – 69,000	15.0	5.49
34,501 – 83,600	69,001 – 139,350	25.0	6.23
83,601 – 174,400	139,351 – 212,300	28.0	6.49
174,401 – 379,150	212,301 – 379,150	33.0	6.97
Over 379,150	Over 379,150	35.0	7.18

*Based on 2011 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phase-out of itemized deductions that are applicable to certain taxable income levels.

†The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of July 31, 2011. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

[End Sidebar]

Other share class results

Classes B, C and F

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended June 30, 2011 (the most recent calendar quarter-end):

			10 years/
	1 year	5 years	Life of class1
Class B shares2
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares
are sold within six years of purchase	–2.17%	1.29%	3.22%
Not reflecting CDSC	2.77	1.62	3.22

Class C shares
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	1.73	1.57	2.98
Not reflecting CDSC	2.72	1.57	2.98

Class F-1 shares3
Not reflecting annual asset-based fee charged
by sponsoring firm	3.44	2.29	3.72

Class F-2 shares3 — first sold 8/12/08
Not reflecting annual asset-based fee charged
by sponsoring firm	3.72	—	3.75

1Applicable to Class F-2 shares only. All other share classes reflect 10-year results.
2These shares are not available for purchase.
3These shares are sold without any initial or contingent deferred sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on page 25 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, refer to the fund’s prospectus.

The value of a long-term perspective

How a $10,000 investment has grown (for the period September 26, 1994, to July 31, 2011, with dividends reinvested)

There have always been reasons not to invest. If you look beyond the negative headlines, however, you will find that, despite occasional stumbles, financial markets have tended to reward investors over the long term. Active management — bolstered by experience and careful research — can add even more value. As the chart below shows, over its lifetime, American High-Income Municipal Bond Fund has done better than the Lipper High-Yield Municipal Debt Funds Average.

Fund results shown are for Class A shares and, unless otherwise indicated, reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.1 Thus, the net amount invested was $9,625.2 Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

[begin mountain chart]
	The fund at net asset value (without any sales charge)	The fund at maximum offering price (with 3.75% sales charge deducted)1	Barclays Capital Muni Bond Index3	Lipper High-Yield Muni Debt Funds Average4

9/26/1994	10,000	9,623	10,000	$10,000
10/31/1994	9,886	9,513	9,822	9,849
1/31/1995	10,287	9,899	10,139	10,138
4/30/1995	10,760	10,354	10,566	10,542
7/31/1995	11,162	10,741	10,910	10,820
10/31/1995	11,534	11,099	11,280	11,151
1/31/1996	11,904	11,455	11,665	11,540
4/30/1996	11,692	11,251	11,406	11,283
7/31/1996	12,108	11,652	11,630	11,489
10/31/1996	12,452	11,983	11,923	11,784
1/31/1997	12,687	12,208	12,113	11,980
4/30/1997	12,863	12,378	12,162	12,073
7/31/1997	13,484	12,975	12,822	12,660
10/31/1997	13,714	13,197	12,936	12,852
1/31/1998	14,123	13,590	13,338	13,259
4/30/1998	14,181	13,646	13,293	13,279
7/31/1998	14,435	13,890	13,591	13,533
10/31/1998	14,645	14,093	13,973	13,788
1/31/1999	14,758	14,201	14,224	13,972
4/30/1999	14,827	14,267	14,217	14,003
7/31/1999	14,669	14,116	13,982	13,806
10/31/1999	14,375	13,833	13,725	13,418
1/31/2000	14,191	13,656	13,708	13,208
4/30/2000	14,524	13,976	14,087	13,473
7/31/2000	14,905	14,343	14,585	13,757
10/31/2000	15,142	14,571	14,893	13,974
1/31/2001	15,455	14,873	15,529	14,242
4/30/2001	15,730	15,137	15,548	14,332
7/31/2001	16,268	15,654	16,055	14,799
10/31/2001	16,482	15,861	16,458	15,010
1/31/2002	16,439	15,819	16,445	14,952
4/30/2002	16,686	16,056	16,636	15,122
7/31/2002	17,098	16,453	17,132	15,441
10/31/2002	17,124	16,479	17,424	15,334
1/31/2003	17,298	16,645	17,673	15,510
4/30/2003	17,644	16,978	18,049	15,762
7/31/2003	17,621	16,956	17,749	15,858
10/31/2003	18,116	17,433	18,315	16,370
1/31/2004	18,576	17,875	18,766	16,874
4/30/2004	18,556	17,857	18,532	16,789
7/31/2004	18,757	18,049	18,776	16,965
10/31/2004	19,313	18,585	19,420	17,522
1/31/2005	19,598	18,859	19,677	17,991
4/30/2005	19,785	19,039	19,795	18,293
7/31/2005	20,076	19,319	19,968	18,689
10/31/2005	20,114	19,356	19,912	18,653
1/31/2006	20,451	19,680	20,234	19,036
4/30/2006	20,637	19,859	20,223	19,244
7/31/2006	20,968	20,178	20,477	19,585
10/31/2006	21,531	20,719	21,056	20,161
1/31/2007	21,689	20,871	21,103	20,340
4/30/2007	21,968	21,140	21,391	20,601
7/31/2007	21,832	21,009	21,351	20,462
10/31/2007	21,787	20,966	21,669	20,330
1/31/2008	21,746	20,926	22,144	20,173
4/30/2008	21,183	20,384	21,988	19,608
7/31/2008	20,943	20,153	21,955	19,397
10/31/2008	18,553	17,853	20,954	16,834
1/31/2009	18,169	17,484	22,108	16,291
4/30/2009	18,805	18,096	22,672	17,058
7/31/2009	19,751	19,006	23,077	18,067
10/31/2009	21,328	20,524	23,803	19,822
1/31/2010	21,780	20,959	24,206	20,272
4/30/2010	22,367	21,524	24,679	20,902
7/31/2010	22,812	21,952	25,189	21,287
10/31/2010	23,440	22,556	25,654	22,006
1/31/2011	22,136	21,302	24,472	20,429
4/30/2011	22,682	21,827	25,223	20,937
7/31/2011	23,627	22,736	26,006	22,011
[end mountain chart]

1As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.

2The maximum initial sales charge was 4.75% prior to January 10, 2000.
3The index is unmanaged and primarily holds bonds with investment-grade ratings; its results do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.

4Calculated by Lipper. Results of the Lipper High-Yield Municipal Debt Funds Average reflect fund expenses but do not reflect the effect of any applicable account fees, taxes or front-end sales charges. If any applicable front-end sales charges were included, results of the average would be lower.

5From September 26, 1994.

The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment (for periods ended July 31, 2011)*

	1 year	5 years	10 years

Class A shares	−0.28%	1.63%	3.41%

*Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on page 25 for details.

[Begin Photo Caption]
Building portfolios amid complexity

[photo of two construction workers laying down steel rods]
[photo of Karl Zeile]

Karl Zeile, fund president and portfolio counselor

“The vast majority of the fund’s investments are in revenue bonds. The viability of the projects being financed by revenue bonds and — by consequence —the financial outcome for investors in these bonds, has very little to do with traditional municipal finance.”
[End Photo Caption]

While concerns about municipal finances have roiled markets, the fund’s investment professionals have looked through the fog of market emotion, maintaining their focus on building a diversified portfolio that they feel is most appropriate and promising for the long-term needs of investors.

In New Jersey, a central utility plant that will provide heating, cooling and electricity to a huge new casino and entertainment resort is under construction. In Pennsylvania, a modernized dormitory opens its doors to hundreds of students. In California, several major real estate developments further establish themselves and thrive.

Beyond having the potential to help local economies and meet local needs, what do these places have in common? For a start, each of them is an example of a project financed through municipal bonds owned by American High-Income Municipal Bond Fund during the past fiscal year.

There’s something else these projects have in common that is noteworthy, especially given recent media coverage of municipal bonds. Over the past two years there have been more than a few negative headlines implying that the serious budgetary woes facing some local and state governments means that all investments in municipal bonds are somehow doomed. Put simply, much of this information has been very wide of the mark. While some issuers and bonds are (and will be) significantly affected by municipal fiscal stress, many more will probably not — and potentially offer returns commensurate with the risk entailed — as evidenced by the kinds of projects that the fund is helping to finance, such as those highlighted above.

Complexity: There are bonds, and then there are bonds

“The vast majority of the fund’s investments are in revenue bonds,” explains Karl Zeile, the fund’s president and one of its portfolio counselors. “The viability of the projects being financed by revenue bonds and — by consequence — the financial outcome for investors in these bonds, has very little to do with traditional municipal finance.” Typically, these tax-exempt revenue bonds are not directly influenced by how full or how bare local and state coffers are. Rather, they represent different kinds of risk that must be carefully analyzed on a bond-by-bond basis.

The municipal market is extremely broad, diverse and complex. Revenue bonds — encompassing many different types and levels of risk — account for the majority of issues. Whereas general obligation (G.O.) bonds often rely on local and state tax streams, revenue bonds are typically issued to finance a specific project that is then supported by income from that project or a related business enterprise. Airports, utilities that provide electricity, water and sewer services, hospitals and senior housing operators are common examples of the kinds of issues brought to market to finance projects through revenue bonds. Exposure to G.O. bonds issued by local and state governments remains very small — at July 31, the fund’s fiscal year-end, they represented just 0.9% of portfolio assets. That being said, the fund’s portfolio counselors remain watchful for attractive opportunities among both revenue and G.O. bonds.

A quick glance at the fund’s summary portfolio starting on page 12 illustrates how the diverse nature of the municipal bond market is well reflected in the portfolio. Many of the fund’s largest exposures are to sectors where revenue bonds finance hospitals, airports and municipal utilities. Other significant sectors within the portfolio include tax-assessment (often used to finance infrastructure for residential developments), toll roads and tribal gaming (Native American organizations that own and operate casino and resort facilities), to name but a few.

A differentiated approach

While concerns about municipal finances have roiled markets over the past fiscal year, the fund’s portfolio counselors, analysts and traders have looked through the fog of market emotion and kept their focus on building and managing a portfolio of bonds that they feel is most appropriate and promising for the long-term needs of investors.

Away from the so-called “headline risk” that has helped drive municipal bond market volatility over the last fiscal year, compelling investment opportunities surfaced. Research is the key to finding and assessing these opportunities, and it has rarely been more important to municipal bond investing. In addition to market volatility and fiscal stress among some issuers, insurance of municipal bonds is now relatively rare. A few years ago, municipal bond investors (especially those focused outside of high yield) often ignored the credit risk of a particular issue and issuer because of the presence of bond insurance. Today, informed investment choices are not possible without a good understanding of the specifics of a bond and its issuer.

Thorough fundamental credit research underpins each of the fund’s investment decisions — from individual security selection to overall portfolio construction. Oftentimes the fund’s portfolio counselors will visit construction sites, quiz project management teams in person and glean additional insights through close collaboration with their colleagues from the taxable bond and equity analyst teams.

An investment in relatively risky tax-exempt bonds issued to help finance construction of a central utility plant (to provide heating, cooling and electricity) in New Jersey illustrates how the fund’s approach differentiates it from many other municipal bond investors.

The construction of the central utility plant actually marks a major milestone in the progress of a larger project to develop a 1,100 room casino and entertainment resort. The resort project had stalled in 2010 as the original financial sponsor decided to pull out. In February 2011, thanks to a new owner and a new round of financing, construction workers resumed work at the site. The long-term viability of the project was bolstered when the state of New Jersey agreed to provide financial support and make it part of an economic redevelopment initiative.

[Begin Sidebar]
Historical income returns

The fund has delivered a high level of income free of federal taxes. This chart shows the fund’s income return for each fiscal year and also displays its taxable yield equivalent for the highest tax bracket of the given year. The income return is based on dividend income, assuming reinvestment of dividends and capital gains, paid over the fiscal year, divided by the initial investment value at the start of each year.

[begin bar chart]
	1995	*	1996	1997	1998	1999	2002	2003	2004	2005	2006	2007	2008	2009	2010	2011
Income return	5.48		6.06	5.82	5.39	5.19	5.53	5.09	4.80	4.51	4.50	4.57	4.67	4.92	5.32	4.90
Taxable equivalent	9.07		10.03	9.64	8.92	8.59	9.01	7.83	7.38	6.94	6.92	7.03	7.18	7.57	8.18	7.54
Maximum tax-rate	39.6%		39.6%	39.6%	39.6%	39.6%	38.6%	35.0%	35.0%	35.0%	35.0%	35.0%	35.0%	35.0%	35.0%	35.0%
*9/26/94–7/31/95

[end bar chart]
[End Sidebar]

[Begin Photo Caption]
[photo of Aaron Applebaum]
Aaron Applebaum, analyst

“When a joint venture decided to issue municipal bonds to finance construction of the resort’s central utility plant, we felt confident that we had an important potential information advantage over other tax-exempt investors.”
[End Photo Caption]

[Begin Photo Caption]
[photo of Chad Rach]
Chad Rach, portfolio counselor

“Even as many local real estate markets continue to suffer, research helps us to make informed decisions about whether to stay the course, sell, or even increase our investments.”
[End Photo Caption]

“The casino development was already on our radar. Colleagues from the taxable bond investment team bought taxable bonds as part of the second round of financing,” explains Aaron Applebaum, one of the fund’s analysts who also invests as part of the analyst-managed portion of the fund’s portfolio. “So when a joint venture decided to issue municipal bonds to finance construction of the resort’s central utility plant, we felt confident that we had an important potential information advantage over other tax-exempt investors.”

Using insights about the casino operator from his taxable bond colleagues, Aaron was able to quickly get comfortable with the business prospects of the resort and its likely tenants (restaurants and other vendors). This knowledge about the end users of the future central utility plant’s output provided invaluable context while he spent several days combing through the terms and provisions of the tax-exempt offering.

This was only the beginning. In early 2011, Aaron traveled from his office in Los Angeles to New Jersey for “on-the-ground” research. He stopped by one of the other major nearby casino resorts to get a more visceral understanding of their business model. He visited management of the utility joint venture building the central utility plant and even questioned the engineers. “They shared their experience on a similar project that is now up and running,” he relates. “This additional perspective gave me increased confidence that the new plant would exceed minimum technical specifications.”

Aaron also spent a lot of time at the construction site and met face-to-face with the resort’s senior management. His meetings underscored the favorable opinion of senior management that his colleagues in the taxable bond group had developed during their lengthier relationship with the casino. Thorough research yielded an important insight. In effect, if the casino is operating, it is contractually obliged to pay its utility costs as an operating expense. In other words, the utility’s bondholders get access to the casino’s revenues before the casino’s bondholders are paid.

The fund’s investment in these revenue bonds during the second quarter of 2011 came at a time when many municipal bond investors were, given the recent market weakness, hesitant to buy bonds. It’s notable that few other tax-exempt investors bought into the offering (an investment that, it should be noted, involves not insignificant risk). “This was clearly an example of the fund acting decisively — using its superior research to identify an attractive long-term investment opportunity,” adds Aaron. The fund’s ability to act quickly reflects the portfolio counselors’ careful management of liquidity, which in simple terms means ensuring that the portfolio includes cash and other bonds that can be sold easily so that new investments can be made. Chad Rach, an analyst who recently became a portfolio counselor on the fund, was yet another source of information for Aaron. When wearing his analyst’s hat, Chad’s responsibilities include coverage of the gaming industry.

[photo of construction workers in hard-hats looking at a blueprint]
Across sectors, notes Chad, the fund’s portfolio includes bonds bought on the heels of similar deep fundamental credit research — sometimes during periods of market weakness when prices were relatively cheap. Student housing revenue bonds that the fund recently bought offer a case in point. These bonds were issued to help finance new accommodations at several state-controlled universities. According to Chad, the logic of why these are potentially attractive long-term investments is clear. “It seems likely that demand for state schools will strengthen as students seek an alternative to increasingly costly private schools.” Amid a faltering economic recovery, state schools throughout the country have come to the same conclusion; they are seeking to modernize outdated housing facilities that in many cases were built decades ago.

Over the past year or so, Chad has crisscrossed the U.S., visiting campus management teams that are planning new buildings and schools where construction has already started. “Are they monitoring construction? Do they have a comprehensive plan in place to get students signed up and maximize occupancy? To get real answers and bolster our conviction in an investment, it’s important to visit in person in order to get a sense of the personnel and resources committed to the project,” he relates.

Of course, research can be equally useful in highlighting investments that are less likely to meet the long-term needs of the fund’s investors. In some of the more risky sectors in which the fund invests, fundamental credit research helped portfolio counselors decide whether the high yields being offered were likely to compensate for additional risk. For example, a slew of bonds was recently issued to finance several Midwestern continuing care and retirement community projects. Thanks to their knowledge of the local market, the fund’s investment professionals decided that they were not comfortable with most of what was being brought to market, but they did identify a few potential opportunities.

[Begin Photo Caption]
[photo of Neil Langberg]
Neil Langberg, portfolio counselor

“Understandably, investors get concerned when they read about the potential for duress in municipal credits. Without being complacent, it’s our job to look past the day-to-day volatility and maintain a measured, long-term approach to investing.”
[End Photo Caption]

Research revealed that, in addition to having some structural features that are broadly unfavorable for bondholders, many of these financings burdened the projects with considerable debt; the assumption being that the debt burden would be manageable with a high level of occupancy and higher prices. Based on their knowledge of local demographics, business models and the competitive landscape, the fund’s analysts determined that the assumptions underpinning these transactions made them unsuitable investments for the fund.

Meanwhile, in tax-assessment bonds, another challenging sector in which the fund invests, research has helped support the case for sticking with certain investments, despite the potential for volatile or depressed prices. Tax-assessment bonds can be risky as they are often dependent on early-stage real estate developments and, by consequence, can be affected by volatile land prices. Typically, these bonds are issued to fund the public infrastructure for new real estate developments.

Revenues that support these bonds are initially derived from special tax assessments levied on land held by a real estate developer, with new homeowners assuming greater responsibility as homes are purchased. As a result, the security for tax-assessment bonds is linked to the health of the local real estate market. Some of the fund’s tax-assessment holdings suffered as a result of the real estate downturn. “Even as many local real estate markets continue to suffer, research helps us to make informed decisions about whether to stay the course, sell, or even increase our investments,” notes Chad. Research takes into account factors such as current development status, sales trends and land values, to name but a few. In the past fiscal year, tax-assessment bonds were a significant positive contributor to the fund’s total return, despite the fund having some troubled tax-assessment holdings. This offers further evidence of the value of fundamental research and a diversified portfolio.

Long-term investing can be opportunistic, too

While the fund maintains a long-term investment perspective, that doesn’t preclude it from reacting quickly to favorable market conditions. The market volatility and weak demand for bonds witnessed in the past year have provided several such opportunities for the fund.

For example, in early 2011, California Governor Jerry Brown announced his intention to abolish the state’s redevelopment agencies. These agencies issue bonds secured by property taxes from specific development zones throughout the state. In a bid to raise new funds for planned redevelopment projects before the proposed legislation eliminated this option, many agencies were in effect compelled to rush to the bond market at a time when most buyers were sitting on the sidelines. The situation worked to the fund’s advantage as it was able to buy high-quality bonds (incrementally adding to an existing exposure) with extremely attractive yields.

“When markets are particularly volatile or broad demand for municipal bonds has waned, the fund has been able to demonstrate its determination to take a long-term view in the best interests of its investors,” states Karl. In other words, experience and knowledge help the fund’s portfolio counselors and analysts discern when yields more than compensate investors for the actual credit risk of a bond, irrespective of broader market factors.

Looking beyond headline risk

“Understandably, investors get concerned when they read about the potential for duress in municipal credits,” adds Neil Langberg, another of the fund’s portfolio counselors. “Without being complacent, it’s our job to look past the day-to-day volatility and maintain a measured, long-term approach to investing.” Municipal financial concerns, austerity measures and weak economic growth have combined to make this one of the most challenging periods for the municipal bond market. However, with a well-diversified portfolio built on deep fundamental credit research, it is also proving to be a time of great opportunity. ■

Summary investment portfolio   July 31, 2011

The following summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings.  See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Quality ratings*

Aaa/AAA	2.3%
Aa/AA	7.7
A/A	19.6
Baa/BBB	25.2
Ba/BB	6.4
B	3.0
Caa/CCC or less	3.3
Unrated	27.2
Short-term securities & other assets less liabilities	5.3

*Bond ratings which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody's, Standard & Poor's and/or Fitch as an indication of an issuer's creditworthiness. If agency ratings differ, securities are placed in the lowest-rated category. Securities in the "unrated" category (at left) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with fund's investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

[end pie chart]

	Principal		Percent
	amount	Value	of net
Bonds & notes - 94.73%	(000)	(000)	assets

Arizona - 3.37%
Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Beatitudes Campus Project), Series 2006, 5.10% 2022 (1)	$9,250	$8,001	.36%
Industrial Dev. Auth. of the County of Pima, Water and Wastewater Rev. Bonds (Global Water Resources, LLC Project), Series 2007, AMT, 6.55% 2037	17,000	15,225
Industrial Dev. Auth. of the County of Pima, Water and Wastewater Rev. Bonds (Global Water Resources, LLC Project), Series 2008, AMT, 7.50% 2038	10,000	10,021	1.15
Other securities		41,156	1.86
		74,403	3.37

California - 11.29%
Morongo Band of Mission Indians, Enterprise Rev. Ref. Bonds, Series 2008-B, 6.50% 2028	8,250	7,813	.35
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2011-B, 8.00% 2041 (1)	6,800	7,016	.32
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.75% 2034	6,925	6,894	.31
Other securities		227,825	10.31
		249,548	11.29

Colorado - 4.40%
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project), Series 2007-A, AMT, 5.25% 2032	18,000	15,514
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project), Series 2007-A, AMT, 5.75% 2032	2,905	2,670	.82
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2035	13,500	11,299	.51
City of Lakewood, Plaza Metropolitan Dist. No. 1, Public Improvement Fee/Tax Increment Supported Rev. Bonds, Series 2003, 8.00% 2025	7,500	7,524	.34
Other securities		60,335	2.73
		97,342	4.40

Florida - 11.39%
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2009-A-1, 6.00% 2017	10,500	11,809	.54
Crossings at Fleming Island Community Dev. Dist. (Clay County), Special Assessment Ref. Bonds, Series 2000-C, 7.10% 2030	7,355	7,316	.33
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2029	13,425	10,879	.49
Seminole Tribe of Florida, Series A, 5.25% 2027 (1)	12,650	11,340	.51
Other securities		210,388	9.52
		251,732	11.39

Georgia - 3.78%
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation I, LLC Project), Series 2008, 6.00% 2034	6,500	6,876	.31
Other securities		76,745	3.47
		83,621	3.78

Illinois - 7.85%
County of Cook, Recovery Zone Fac. Rev. Bonds (Navistar International Corp. Project), Series 2010, 6.50% 2040	11,020	11,365	.51
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2010-A, 6.00% 2039	9,195	9,383	.42
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2009-A, 7.75% 2034	9,800	10,809	.49
Fin. Auth., Student Housing Rev. Ref. Bonds (CHF-DeKalb II, L.L.C. - Northern Illinois University Project), Series 2011, 6.875% 2043	11,500	11,753	.53
Fin. Auth., Student Housing Rev. Bonds (CHF-Normal, L.L.C. - Illinois State University Project), Series 2011, 7.00% 2043	6,765	7,019	.32
Other securities		123,320	5.58
		173,649	7.85

Indiana - 2.18%
Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-B, 6.00% 2039	7,000	7,471	.34
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Community Foundation of Northwest Indiana Obligated Group), Series 2007, 5.50% 2037	7,750	7,353	.33
Indianapolis Airport Auth., Special Fac. Rev. Bonds (United Air Lines, Inc., Indianapolis Maintenance Center Project), Series 1995-A, AMT, 6.50% 2031 (2)	3,500	52	.00
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2006-F, AMT, AMBAC insured, 5.00% 2023	7,500	7,652	.35
Other securities		25,746	1.16
		48,274	2.18

Kentucky - 0.96%
Econ. Dev. Fin. Auth., Hospital System Rev. Ref. and Improvement Bonds (Appalachian Regional Healthcare, Inc. Project), Series 1997, 5.85% 2017	7,000	6,633	.30
Other securities		14,532	.66
		21,165	.96

Louisiana - 2.49%
Health Education Auth., Rev. Ref. Bonds (Lambeth House Project), Series 1998-A, 6.20% 2028	7,000	6,755	.31
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2007, 6.75% 2032	9,000	9,423	.43
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2030	12,670	12,704	.57
Other securities		26,117	1.18
		54,999	2.49

Missouri - 1.90%
Industrial Dev. Auth. of the City of Kirkwood, Retirement Community Rev. Bonds (Aberdeen Heights Project), Series 2010-C-3, 6.50% 2015	7,700	7,711	.35
State Environmental Improvement and Energy Resources Auth., Water Facs. Rev. Ref. Bonds (Missouri-American Water Co. Project), Series 2006, AMT, AMBAC insured, 4.60% 2036	10,000	8,351	.38
Other securities		25,932	1.17
		41,994	1.90

Nevada - 3.41%
City of Las Vegas Redev. Agcy., Tax Increment Rev. Bonds, Series 2009-A, 8.00% 2030	6,000	6,817	.31
Other securities		68,631	3.10
		75,448	3.41

New Jersey - 3.68%
Econ. Dev. Auth., Energy Fac. Rev. Bonds (ACR Energy Partners, LLC Project), Series 2011-A, AMT, 10.50% 2032 (1)	13,000	13,262	.60
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 6.25% 2019	3,000	2,987
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 6.25% 2029	13,000	12,475
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 6.40% 2023	2,000	1,994	.79
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2011-A-1, AMT, 0.555% 2020 (3)	7,500	7,476	.34
Other securities		43,250	1.95
		81,444	3.68

New York - 3.00%
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project), Series 2010, 6.375% 2049	8,500	8,771	.40
New York City Industrial Dev. Agcy., Liberty Rev. Bonds (7 World Trade Center, LLC Project), Series A, 6.50% 2035	12,500	12,541	.57
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 7.625% 2025	8,700	8,974
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 8.00% 2028	2,000	2,088	.50
Suffolk County Industrial Dev. Agcy., Industrial Dev. Rev. Bonds (KeySpan-Port Jefferson Energy Center, LLC Project), Series 2003-A, AMT, 5.25% 2027	8,220	8,222	.37
Other securities		25,772	1.16
		66,368	3.00

Ohio - 3.41%
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project), Series 2009-C, 5.625% 2018	8,580	9,462	.43
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.125% 2024	2,280	1,869
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2030	25,905	20,380	1.01
City of Cleveland, Airport Special Rev. Ref. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.70% 2019	1,400	1,318	.06
Other securities		42,283	1.91
		75,312	3.41

Texas - 9.14%
Alliance Airport Auth., Inc., Special Facs. Rev. Bonds (American Airlines, Inc. Project), Series 1990, AMT, 7.00% 2011	2,500	2,506
Alliance Airport Auth., Inc., Special Facs. Rev. Ref. Bonds (American Airlines, Inc. Project), Series 2007, AMT, 5.25% 2029	2,000	1,342
Dallas-Fort Worth International Airport Fac. Improvement Corp., American Airlines, Inc. Rev. Bonds, Series 1999, AMT, 6.375% 2035	6,000	4,505
Dallas-Fort Worth International Airport Fac. Improvement Corp., American Airlines, Inc. Rev. Bonds, Series 2002, AMT, 8.25% 2036	4,580	4,243
Dallas-Fort Worth International Airport Fac. Improvement Corp., American Airlines, Inc. Rev. Ref. Bonds, Series 2000-A, Subseries 2, AMT, 9.00% 2029 (put 2015)	5,655	5,816	.83
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Ref. Bonds (Dow Chemical Co. Project), Series 2002-A-4, AMT, 5.95% 2033	7,655	7,952	.36
Brazos River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project), Series 2001-C, AMT, 5.75% 2036 (put 2011)	8,500	8,367	.38
Harris County, Toll Road Rev. Ref. Bonds, Series 2010-A, 2.00% 2021 (put 2011) (3)	9,000	9,007	.41
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal E Project), Series 2001, AMT, 6.75% 2021	3,000	3,003
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal E Project), Series 2001, AMT, 6.75% 2029	16,100	16,105	.86
Love Field Airport Modernization Corp., Special Facs. Rev. Bonds (Southwest Airlines Co. - Love Field Modernization Program Project), Series 2010, 5.25% 2040	13,570	12,936	.59
Private Activity Bond Surface Transportation Corp., Rev. Bonds (LBJ Infrastructure Group LLC IH-635 Managed Lanes Project), Series 2010, 7.00% 2040	10,250	10,935	.49
Private Activity Bond Surface Transportation Corp., Rev. Bonds (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project), Series 2009, 6.875% 2039	12,500	13,214	.60
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Stayton at Museum Way Project), Series 2009-A, 8.25% 2044	7,100	7,226	.33
Other securities		94,791	4.29
		201,948	9.14

Washington - 0.83%
Health Care Facs. Auth., Rev. Ref. Bonds (Virginia Mason Medical Center), Series 2007-A, 6.125% 2037	8,000	7,842	.35
Other securities		10,547	.48
		18,389	.83

Other states & U.S. territories - 21.65%
Other securities		478,544	21.65

Total bonds & notes (cost: $2,183,109,000)		2,094,180	94.73

	Principal		Percent
	amount	Value	of net
Short-term securities - 5.10%	(000)	(000)	assets

Michigan Fin. Auth., State Aid Rev. Notes, Series 2010-D-2, 2.00% 8/22/2011	$8,000	8,008	.36
State of Texas, Tax and Rev. Anticipation Notes, Series 2010, 2.00% 8/31/2011	10,000	10,014	.45
State of Wisconsin, Operating Notes of 2011, 2.00% 6/15/2012	25,000	25,389	1.15
Other securities		69,415	3.14

Total short-term securities (cost: $112,826,000)		112,826	5.10

Total investment securities (cost: $2,295,935,000)		2,207,006	99.83
Other assets less liabilities		3,653	.17

Net assets		$2,210,659	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

(1) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $72,241,000, which represented 3.27% of the net assets of the fund.

(2) Scheduled interest and/or principal payment was not received.
(3) Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations
Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities
at July 31, 2011	(dollars in thousands)

Assets:
Investment securities, at value (cost: $2,295,935)		$2,207,006
Cash		128
Receivables for:
Sales of investments	$5,211
Sales of fund's shares	1,918
Interest	29,484	36,613
		2,243,747
Liabilities:
Payables for:
Purchases of investments	23,900
Repurchases of fund's shares	6,303
Dividends on fund's shares	1,243
Investment advisory services	672
Services provided by related parties	824
Trustees' deferred compensation	88
Other	58	33,088
Net assets at July 31, 2011		$2,210,659

Net assets consist of:
Capital paid in on shares of beneficial interest		$2,452,460
Undistributed net investment income		2,757
Accumulated net realized loss		(155,629)
Net unrealized depreciation		(88,929)
Net assets at July 31, 2011		$2,210,659

	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) -
unlimited shares authorized (160,408 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$1,848,457	134,126	$13.78
Class B	21,262	1,543	13.78
Class C	136,574	9,910	13.78
Class F-1	146,421	10,624	13.78
Class F-2	57,945	4,205	13.78

See Notes to Financial Statements

Statement of operations
for the year ended July 31, 2011	(dollars in thousands)

Investment income:
Income:
Interest		$128,302

Fees and expenses*:
Investment advisory services	$7,961
Distribution services	6,645
Transfer agent services	860
Administrative services	428
Reports to shareholders	158
Registration statement and prospectus	187
Trustees' compensation	45
Auditing and legal	67
Custodian	9
Federal and state income taxes	51
Other state and local taxes	30
Other	72	16,513
Net investment income		111,789

Net realized loss and unrealized depreciation on investments:
Net realized loss on investments		(33,593)
Net unrealized depreciation on investments		(7,609)
Net realized loss and unrealized depreciation on investments		(41,202)
Net increase in net assets resulting
from operations		$70,587

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets
	(dollars in thousands)

	Year ended July 31
	2011	2010
Operations:
Net investment income	$111,789	$112,543
Net realized loss on investments	(33,593)	(22,391)
Net unrealized (depreciation) appreciation on investments	(7,609)	239,669
Net increase in net assets resulting from operations	70,587	329,821

Dividends paid or accrued to shareholders from net investment income	(112,272)	(112,712)

Net capital share transactions	(286,346)	226,438

Total (decrease) increase in net assets	(328,031)	443,547

Net assets:
Beginning of year	2,538,690	2,095,143
End of year (including undistributed
net investment income: $2,757 and $2,781, respectively)	$2,210,659	$2,538,690

See Notes to Financial Statements

Notes to financial statements

1.	Organization

American High-Income Municipal Bond Fund (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide a high level of current income exempt from regular federal income tax. Effective November 1, 2010, the fund reorganized from a Maryland corporation to a Delaware statutory trust in accordance with a proposal approved by shareholders on November 24, 2009.

The fund has five share classes, some of which are only available to limited categories of investors. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B converts to Class A after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Classes F-1 and F-2	None	None	None

*Class B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

3.	Valuation

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuations may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications - The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At July 31, 2011, all of the fund's investment securities were classified as Level 2.

The following table reconciles the valuation of the fund's Level 3 investment securities and related transactions for the year ended July 31, 2011 (dollars in thousands):

	Beginning value at 8/1/2010	Unrealized appreciation(*)	Sales	Net realized loss(*)	Ending value at 7/31/2011
Investment securities	$7,595	$4,972	$(3,892)	$(8,675)	$-

(*) Net realized loss and unrealized appreciation are included in the related amounts on investments in the statement of operations.

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Concentration — Investing significantly in municipal obligations of issuers in the same state or similar project type may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund’s share price to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5.	Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net income and net capital gains each year. The fund is not subject to income taxes to the extent taxable income and net capital gains are distributed. Generally, income earned by the fund is exempt from federal income taxes; however, the fund may earn taxable income from certain investments.

As of and during the period ended July 31, 2011, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2007 and by state tax authorities for tax years before 2006.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; net capital losses; amortization of discounts; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended July 31, 2011, the fund reclassified $915,000 from accumulated net realized loss to undistributed net investment income and $456,000 from undistributed net investment income to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of July 31, 2011, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

	(dollars in thousands)
Undistributed tax-exempt income		$1,245
Capital loss carryforwards*:
Expiring 2012	$(17,001)
Expiring 2013	(3,652)
Expiring 2017	(14,384)
Expiring 2018	(69,969)
Expiring 2019	(24,408)	(129,414)
Post-October capital loss deferrals (realized during the period November 1, 2010, through July 31, 2011)†		(26,099)
Gross unrealized appreciation on investment securities		63,725
Gross unrealized depreciation on investment securities		(146,358)
Net unrealized depreciation on investment securities		(82,633)
Cost of investment securities		2,289,639

*The capital loss carryforwards will be used to offset any capital gains realized by the fund in future years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

†These deferrals are considered incurred in the subsequent year.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after July 31, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Tax-exempt income distributions paid or accrued to shareholders were as follows (dollars in thousands):

	Year ended July 31
Share class	2011	2010
Class A	$94,777	$94,652
Class B	1,164	1,645
Class C	5,987	5,989
Class F-1	7,466	8,204
Class F-2	2,878	2,222
Total	$112,272	$112,712

6.	Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services – The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.15% on such assets in excess of $3 billion. The agreement also provides for monthly fees, accrued daily, of 3.00% on the first $3,333,333 of the fund's monthly gross income and 2.50% on such income in excess of $3,333,333. For the year ended July 31, 2011, the investment advisory services fee was $7,961,000, which was equivalent to an annualized rate of 0.341% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has plans of distribution for all share classes, except Class F-2. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of July 31, 2011, there were no unreimbursed expenses subject to reimbursement for Class A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class B	1.00	1.00
Class C	1.00	1.00
Class F-1	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described below.

Administrative services – The fund has an administrative services agreement with CRMC for all share classes, except Classes A and B, to provide certain services, including transfer agent and recordkeeping services; coordinating, monitoring, assisting and overseeing third-party service providers; and educating advisers and shareholders about the impact of market-related events, tax laws affecting investments, retirement plan restrictions, exchange limitations and other related matters. Each relevant share class pays CRMC annual fees up to 0.15% based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Expenses under the agreements described above for the year ended July 31, 2011, were as follows (dollars in thousands):

			Administrative services
Share class	Distribution services	Transfer agent services	CRMC administrative services	Transfer agent services
Class A	$4,491	$848	Not applicable	Not applicable
Class B	285	12	Not applicable	Not applicable
Class C	1,477	Included in administrative services	$130	$11
Class F-1	392		212	10
Class F-2	Not applicable		64	1
Total	$6,645	$860	$406	$22

Trustees’ deferred compensation – Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $45,000, shown on the accompanying financial statements, includes $27,000 in current fees (either paid in cash or deferred) and a net increase of $18,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.
7.	Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales(*)		Reinvestments of dividends		Repurchases(*)		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended July 31, 2011
Class A	$334,828	24,284	$81,211	5,930	$(641,545)	(47,031)	$(225,506)	(16,817)
Class B	2,611	189	992	72	(17,946)	(1,313)	(14,343)	(1,052)
Class C	28,886	2,095	5,015	366	(57,372)	(4,215)	(23,471)	(1,754)
Class F-1	37,769	2,763	6,780	495	(76,434)	(5,598)	(31,885)	(2,340)
Class F-2	32,180	2,355	2,077	152	(25,398)	(1,870)	8,859	637
Total net increase
(decrease)	$436,274	31,686	$96,075	7,015	$(818,695)	(60,027)	$(286,346)	(21,326)

Year ended July 31, 2010
Class A	$544,391	39,911	$77,741	5,680	$(431,868)	(31,635)	$190,264	13,956
Class B	5,552	407	1,339	98	(17,597)	(1,295)	(10,706)	(790)
Class C	55,059	4,048	4,761	348	(36,550)	(2,683)	23,270	1,713
Class F-1	51,532	3,794	7,037	514	(49,583)	(3,646)	8,986	662
Class F-2	24,270	1,791	1,502	110	(11,148)	(813)	14,624	1,088
Total net increase
(decrease)	$680,804	49,951	$92,380	6,750	$(546,746)	(40,072)	$226,438	16,629

(*)Includes exchanges between share classes of the fund.

8.	Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $400,504,000 and $674,263,000, respectively, during the year ended July 31, 2011.

Financial highlights(1)

		Income (loss) from investment operations(2)
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return(3) (4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers(4)		Ratio of net income to average net assets(4)
Class A:
Year ended 7/31/2011	$13.97	$.67	$(.19)	$.48	$(.67)	$13.78	3.57%	$1,849	.64%		.64%		4.86%
Year ended 7/31/2010	12.69	.66	1.28	1.94	(.66)	13.97	15.50	2,109	.68		.68		4.82
Year ended 7/31/2009	14.21	.68	(1.52)	(.84)	(.68)	12.69	(5.69)	1,738	.72		.70		5.43
Year ended 7/31/2008	15.54	.72	(1.34)	(.62)	(.71)	14.21	(4.07)	1,851	.69		.65		4.83
Year ended 7/31/2007	15.60	.70	(.06)	.64	(.70)	15.54	4.12	1,932	.70		.67		4.44
Class B:
Year ended 7/31/2011	13.97	.56	(.19)	.37	(.56)	13.78	2.78	21	1.41		1.41		4.07
Year ended 7/31/2010	12.69	.56	1.28	1.84	(.56)	13.97	14.67	36	1.42		1.42		4.11
Year ended 7/31/2009	14.21	.59	(1.52)	(.93)	(.59)	12.69	(6.39)	43	1.46		1.45		4.70
Year ended 7/31/2008	15.54	.61	(1.34)	(.73)	(.60)	14.21	(4.76)	54	1.41		1.37		4.11
Year ended 7/31/2007	15.60	.59	(.06)	.53	(.59)	15.54	3.40	66	1.41		1.38		3.74
Class C:
Year ended 7/31/2011	13.97	.56	(.19)	.37	(.56)	13.78	2.73	137	1.46		1.46		4.03
Year ended 7/31/2010	12.69	.55	1.28	1.83	(.55)	13.97	14.60	163	1.46		1.46		4.03
Year ended 7/31/2009	14.21	.58	(1.52)	(.94)	(.58)	12.69	(6.44)	126	1.51		1.50		4.63
Year ended 7/31/2008	15.54	.61	(1.34)	(.73)	(.60)	14.21	(4.80)	120	1.45		1.42		4.06
Year ended 7/31/2007	15.60	.58	(.06)	.52	(.58)	15.54	3.35	120	1.46		1.43		3.68
Class F-1:
Year ended 7/31/2011	13.97	.65	(.19)	.46	(.65)	13.78	3.45	146	.76		.76		4.73
Year ended 7/31/2010	12.69	.65	1.28	1.93	(.65)	13.97	15.42	181	.75		.75		4.75
Year ended 7/31/2009	14.21	.67	(1.52)	(.85)	(.67)	12.69	(5.77)	156	.80		.78		5.35
Year ended 7/31/2008	15.54	.71	(1.34)	(.63)	(.70)	14.21	(4.12)	168	.74		.70		4.77
Year ended 7/31/2007	15.60	.69	(.06)	.63	(.69)	15.54	4.08	167	.74		.71		4.39
Class F-2:
Year ended 7/31/2011	13.97	.69	(.19)	.50	(.69)	13.78	3.74	58	.48		.48		5.03
Year ended 7/31/2010	12.69	.68	1.28	1.96	(.68)	13.97	15.72	50	.48		.48		5.00
Period from 8/12/2008 to 7/31/2009	14.28	.66	(1.58)	(.92)	(.67)	12.69	(6.19)	32	.53	(5)	.53	(5)	5.50	(5)

	Year ended July 31
	2011	2010	2009	2008	2007
Portfolio turnover rate for all share classes	18%	15%	29%	27%	23%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services.
(5)Annualized.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American High-Income Municipal Bond Fund

In our opinion, the accompanying statement of assets and liabilities, including the summary investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of American High-Income Municipal Bond Fund (the "Fund") at July 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
September 15, 2011

Tax information
     unaudited

We are required to advise you within 60 days of the fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The fund hereby designates the following amount for the fund’s fiscal year ended July 31, 2011:

Exempt interest dividends	100%

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2012, to determine the calendar year amounts to be included on their 2011 tax returns. Shareholders should consult their tax advisers.

Expense example
                                                                                                                                          unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (February 1, 2011, through July 31, 2011).

Actual expenses:
The first line of each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, Class F-1 and F-2 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 2/1/2011	Ending account value 7/31/2011	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,067.34	$3.23	.63%
Class A -- assumed 5% return	1,000.00	1,021.67	3.16	.63
Class B -- actual return	1,000.00	1,063.24	7.21	1.41
Class B -- assumed 5% return	1,000.00	1,017.80	7.05	1.41
Class C -- actual return	1,000.00	1,063.00	7.47	1.46
Class C -- assumed 5% return	1,000.00	1,017.55	7.30	1.46
Class F-1 -- actual return	1,000.00	1,066.68	3.89	.76
Class F-1 -- assumed 5% return	1,000.00	1,021.03	3.81	.76
Class F-2 -- actual return	1,000.00	1,068.18	2.46	.48
Class F-2 -- assumed 5% return	1,000.00	1,022.41	2.41	.48

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through March 31, 2012. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing high current income exempt from regular federal income tax. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices, in each case as available at the time of the related board and committee meetings. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that the fund’s long-term results have been satisfactory, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the advisory fees paid by clients of an affiliate of CRMC. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Board of trustees and other officers

“Independent” trustees1
	Year first
	elected a
	trustee of
Name and age	the fund2	Principal occupation(s) during past five years

Lee A. Ault III, 75	2010	Private investor and corporate director; former
		Chairman of the Board, In-Q-Tel, Inc. (technology
		venture company)

William H. Baribault, 66	2010	Chairman of the Board and CEO, Oakwood
		Enterprises (private investment and consulting)

James G. Ellis, 64	2006	Dean and Professor of Marketing, Marshall School of
		Business, University of Southern California

Martin Fenton, 76	1994	Chairman of the Board, Senior Resource Group LLC
Chairman of the Board		(development and management of senior living
(Independent and		communities)
Non-Executive)

Leonard R. Fuller, 65	1994	President and CEO, Fuller Consulting (financial
		management consulting firm)

W. Scott Hedrick, 66	2010	Founding General Partner, InterWest Partners
		(venture capital firm)

R. Clark Hooper, 65	2005	Private investor; former President, Dumbarton Group
		LLC (securities industry consulting)

Merit E. Janow, 53	2010	Professor, Columbia University, School of
		International and Public Affairs; former Member,
		World Trade Organization Appellate Body

Laurel B. Mitchell, Ph.D., 56	2010	Clinical Professor and Director, Accounting Program,
		University of Redlands

Frank M. Sanchez, 67	1999	Principal, The Sanchez Family Corporation dba
		McDonald’s Restaurants (McDonald’s licensee)

Margaret Spellings, 53	2010	President and CEO, Margaret Spellings & Company;
		President, U.S. Forum for Policy Innovation and
		Senior Advisor to the President and CEO, U.S.
		Chamber of Commerce; former United States
		Secretary of Education, United States Department of
		Education— Federal Government Agency; former
		Assistant to the President for Domestic Policy, The
		White House: Federal Government, Executive Branch

Steadman Upham, Ph.D., 62	2007	President and Professor of Anthropology,
		The University of Tulsa

“Independent” trustees1
	Number of
	portfolios
	in fund
	complex3
	overseen by
Name and age	trustee	Other directorships4 held by trustee

Lee A. Ault III, 75	42	Anworth Mortgage Asset Corporation

William H. Baribault, 66	42	None

James G. Ellis, 64	46	Quiksilver, Inc.

Martin Fenton, 76	42	Capital Private Client Services Funds
Chairman of the Board
(Independent and Non-Executive)

Leonard R. Fuller, 65	46	None

W. Scott Hedrick, 66	42	Hot Topic, Inc.; Office Depot, Inc.

R. Clark Hooper, 65	48	JPMorgan Value Opportunities Fund, Inc.;
		The Swiss Helvetia Fund, Inc.

Merit E. Janow, 53	45	The NASDAQ Stock Market LLC;
		Trimble Navigation Limited

Laurel B. Mitchell, Ph.D., 56	42	None

Frank M. Sanchez, 67	42	None

Margaret Spellings, 53	42	None

Steadman Upham, Ph.D., 62	45	None

Ambassador Richard G. Capen, Jr., a member of the board of trustees since 1999, and Richard G. Newman, a member of the board of trustees since 1994, have retired from the board. The trustees thank Ambassador Capen and Mr. Newman for their service and dedication to the fund.

See page 32 for footnotes.

“Interested” trustees5
	Year first
	elected a
	trustee or	Principal occupation(s) during past five years and
Name, age and	officer of	positions held with affiliated entities or the
position with fund	the fund2	principal underwriter of the fund

Paul G. Haaga, Jr., 62	1994	Chairman of the Board, Capital Research and
Vice Chairman of the Board		Management Company; Senior Vice President —
		Fixed Income, Capital Research and Management
		Company

Karl J. Zeile, 44	2008	Senior Vice President — Fixed Income, Capital
President		Research and Management Company; Vice
		President, Capital Guardian Trust Company6

“Interested” trustees5
	Number of
	portfolios
	in fund
	complex3
Name, age and	overseen by
position with fund	trustee	Other directorships4 held by trustee

Paul G. Haaga, Jr., 62	14	None
Vice Chairman of the Board

Karl J. Zeile, 44	2	None
President

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at 800/421-0180 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

Other officers
	Year first
	elected	Principal occupation(s) during past five years
Name, age and	an officer	and positions held with affiliated entities or the
position with fund	of the fund2	principal underwriter of the fund

Neil L. Langberg, 58	1994	Senior Vice President — Fixed Income, Capital
Senior Vice President		Research and Management Company; Vice
		President, Capital Guardian Trust Company6

Brenda S. Ellerin, 48	2001	Senior Vice President — Fixed Income, Capital
Vice President		Research and Management Company

Edward B. Nahmias, 59	1999	Senior Vice President — Fixed Income, Capital
Vice President		Research Company6

Kristine M. Nishiyama, 41	2003	Senior Vice President and Senior Counsel — Fund
Vice President		Business Management Group, Capital Research and
		Management Company; Vice President and Senior
		Counsel, Capital Bank and Trust Company6

Courtney R. Taylor, 36	2006	Assistant Vice President — Fund Business
Secretary		Management Group, Capital Research and
		Management Company

Dori Laskin, 60	2010	Vice President — Fund Business Management
Treasurer		Group, Capital Research and Management Company

Steven I. Koszalka, 47	2010	Vice President — Fund Business Management
Assistant Secretary		Group, Capital Research and Management Company

M. Susan Gupton, 38	2008	Vice President — Fund Business Management
Assistant Treasurer		Group, Capital Research and Management Company

1The term “independent” trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
2Trustees and officers of the fund serve until their resignation, removal or retirement.

3Capital Research and Management Company manages the American Funds, consisting of 33 funds. Capital Research and Management Company also manages American Funds Insurance Series,® which is composed of 18 funds and serves as the underlying investment vehicle for certain variable insurance contracts; and American Funds Target Date Retirement Series,® which is composed of 10 funds and is available through tax-deferred retirement plans and IRAs.

4This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a director of a public company or a registered investment company.

5“Interested persons” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).

6Company affiliated with Capital Research and Management Company.

Offices

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete July 31, 2011, portfolio of American High-Income Municipal Bond Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American High-Income Municipal Bond Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American High-Income Municipal Bond Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2011, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

What makes American Funds different?

For 80 years, we have followed a consistent philosophy to benefit our investors. Our 33 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system
Our unique approach to portfolio management, developed more than 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 27 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
Emphasis on long-term growth through stocks
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
Emphasis on long-term growth and dividends through stocks
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Emphasis on above-average income and growth through stocks and/or bonds
Capital Income Builder®
The Income Fund of America®

•Balanced funds
Emphasis on long-term growth and current income through stocks and bonds
American Balanced Fund®
American Funds Global Balanced FundSM

•Bond funds
Emphasis on current income through bonds
American Funds Mortgage FundSM
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
Emphasis on tax-exempt current income through municipal bonds
American Funds Short-Term Tax-Exempt Bond FundSM
>American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New YorkSM
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market Fund®

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGEAR-940-0911P

Litho in USA WG/L/6376-S28687

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer.  The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics.  Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Frank M. Sanchez, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members.  There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such.  Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2010	$45,000
2011	$50,000

b) Audit-Related Fees:
2010	None
2011	None

c) Tax Fees:
2010	$7,000
2011	$7,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2010	None
2011	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):

a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2010	None
2011	None

c) Tax Fees:
2010	$22,000
2011	$14,000
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2010	$2,000
2011	$2,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee.  The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services.  Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $31,000 for fiscal year 2010 and $22,000 for fiscal year 2011. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American High-Income Municipal Bond Fund®
Investment portfolio

July 31, 2011

Bonds & notes — 94.73%	Principal amount (000)	Value (000)

ALABAMA — 0.14%
Industrial Dev. Board of the City of Phenix City, Environmental Improvement Rev. Ref. Bonds
(MeadWestvaco-Mead Coated Board Project), Series 2002-A, AMT, 6.35% 2035	$3,000	$2,989

ALASKA — 0.03%
Housing Fin. Corp., Home Mortgage Rev. Bonds, Series 2006-C, AMT, National insured, 5.50% 2037	590	609

ARIZONA — 3.37%
Certs. of Part., Series 2010-A, Assured Guaranty Municipal insured, 5.25% 2025	2,500	2,667
Estrella Mountain Ranch Community Facs. Dist. (City of Goodyear), Special Assessment Rev. Bonds
(Montecito Assessment Dist.), Series 2007, 5.70% 2027	460	395
Estrella Mountain Ranch Community Facs. Dist. (City of Goodyear), Special Assessment Rev. Bonds
(Montecito Assessment Dist.), Series 2007, 5.80% 2032	979	809
Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Beatitudes Campus Project), Series 2006, 5.10% 20221	9,250	8,001
Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Beatitudes Campus Project), Series 2006, 5.20% 20371	6,000	4,544
Health Facs. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2007-A, 1.08% 2042 (put 2015)2	1,000	925
Health Facs. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2007-B, 0.93% 2042 (put 2015)2	5,000	4,648
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-B, 0.975% 20372	5,000	3,536
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2008-B, AMT, 5.25% 2019	2,000	2,192
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2010-A, 5.00% 2040	1,000	974
City of Phoenix Civic Improvement Corp., Airport Rev. Ref. Bonds, Series 2008-D, AMT, 5.00% 2020	2,000	2,128
Industrial Dev. Auth. of the City of Phoenix and the County of Pima, Single-family Mortgage Rev. Bonds,
Series 2006-3A, AMT, 5.25% 2038	2,593	2,740
Industrial Dev. Auth. of the County of Pima, Water and Wastewater Rev. Bonds (Global Water Resources, LLC Project),
Series 2007, AMT, 6.55% 2037	17,000	15,225
Industrial Dev. Auth. of the County of Pima, Water and Wastewater Rev. Bonds (Global Water Resources, LLC Project),
Series 2008, AMT, 7.50% 2038	10,000	10,021
Industrial Dev. Authorities of the County of Pima and the City of Tucson, Joint Single-family Mortgage Rev. Ref. Bonds,
Series 2007-A-1, AMT, 5.10% 2038	1,225	1,289
Quail Creek Community Facs. Dist. (Sahuarita), G.O. Bonds, Series 2006, 5.55% 2030	4,520	3,659
School Facs. Board, State School Trust Rev. Ref. Bonds, Series 2007, AMBAC insured, 5.00% 2017	2,500	2,666
Industrial Dev. Auth. of the City of Scottsdale, Hospital Rev. Ref. Bonds (Scottsdale Healthcare),
Series 2006-C, Assured Guaranty insured, 5.00% 2035	2,250	2,245
State Lottery Rev. Bonds, Series 2010-A, Assured Guaranty Municipal insured, 5.00% 2026	1,000	1,056
University Medical Center Corp. (Tucson), Hospital Rev. Bonds, Series 2009, 6.50% 2039	1,000	1,032
Vistancia Community Facs. Dist. (Peoria), G.O. Bonds, Series 2006, 4.55% 2026	1,000	965
Westpark Community Facs. Dist., Dist. G.O. Bonds (Town of Buckeye), Series 2006, 5.25% 2031	725	564
Industrial Dev. Auth. of the County of Yavapai, Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2003-A-1, AMT, 4.90% 2028	2,200	2,122
		74,403

CALIFORNIA — 11.29%
City of Alhambra, Rev. Bonds (Atherton Baptist Homes Project), Series 2010-A, 7.50% 2030	1,640	1,693
City of Alhambra, Rev. Bonds (Atherton Baptist Homes Project), Series 2010-A, 7.625% 2040	1,685	1,741
Anaheim Public Fncg. Auth., Rev. Bonds (City of Anaheim Electric System Distribution Facs.),
Series 2007-A, National insured, 4.50% 2037	2,030	1,876
Antelope Valley Healthcare Dist., Rev. Bonds, Series 2002-A, 5.25% 2017	3,500	3,387
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 1, Special Tax Bonds,
Series 2007, 5.00% 2020	1,000	935
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 1, Special Tax Bonds,
Series 2007, 5.00% 2037	4,000	2,978
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Casa de las Campanas, Inc.),
Series 2010, 6.00% 2037	500	510
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Channing House),
Series 2010, 6.00% 2030	1,000	1,017
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (San Diego Hospital Assn.),
Series 2003-C, 5.375% 2021	1,500	1,544
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part. (Episcopal Homes Foundation),
Series 1998, 5.125% 2013	2,390	2,394
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part. (Episcopal Homes Foundation),
Series 1998, 5.125% 2018	1,000	1,000
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes Obligated Group,
Rev. Ref. Bonds (Redwood Senior Homes and Services), Series 2002, 6.125% 2032	1,000	981
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes),
Series 2006-A, 4.875% 2036	1,000	842
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes),
Series 2009, 7.00% 2029	1,500	1,613
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes),
Series 2009, 7.25% 2041	4,500	4,808
California County Tobacco Securitization Agcy., Tobacco Settlement Asset-backed Bonds
(Alameda County Tobacco Asset Securitization Corp.), Series 2002, 4.75% 2019	190	190
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area),
Series 2007-C, 5.00% 2025	1,165	1,002
Cerritos Public Fin. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects),
Series 2002-A, AMBAC insured, 5.00% 2020	4,165	4,248
Cerritos Public Fin. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects),
Series 2002-A, AMBAC insured, 5.00% 2021	1,000	1,009
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Agcy.),
Series A, AMBAC insured, 5.00% 2022	2,000	1,989
City of Chula Vista, Industrial Dev. Rev. Bonds (San Diego Gas & Electric Co.),
Series 1992-B, AMT, 5.00% 2027	1,250	1,273
City of Chula Vista, Industrial Dev. Rev. Bonds (San Diego Gas & Electric Co.),
Series 1992-D, AMT, AMBAC insured, 5.00% 2027	2,000	2,036
City of Chula Vista, Industrial Dev. Rev. Ref. Bonds (San Diego Gas & Electric Co.), Series 2004-C, 5.875% 2034	1,100	1,187
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds, Series 2005-A, 4.90% 2025	1,200	1,018
Del Mar Race Track Auth., Rev. Ref. Bonds, Series 2005, 5.00% 2015	995	998
Educational Facs. Auth., Rev. Bonds (Stanford University), Series U-1, 5.25% 2040	2,000	2,317
Educational Facs. Auth., Rev. Bonds (University of San Francisco), Series 2011, 6.125% 2036	1,000	1,071
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Bonds,
Series 1999, 6.125% 2016	870	871
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
Series 2003-A-1, 6.25% 2033 (preref. 2013)	1,060	1,145
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-I, 5.125% 2022	1,315	1,399
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-K, 5.125% 2022	1,755	1,870
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2008-B, 5.50% 2030	990	1,007
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2008-D, 5.50% 2031	1,675	1,699
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Home), Series 2002-B, 6.00% 2032	1,000	1,016
City of Irvine, Impt Bd Act 1915 Dist. No. 11-1, Limited Obligation Reassessment, 4.875% 2025	1,025	1,016
City of Irvine, Impt Bd Act 1915 Dist. No. 11-1, Limited Obligation Reassessment, 5.00% 2026	1,075	1,074
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2003-B, 6.625% 2025	2,185	2,191
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds, Series 2003, 6.00% 2033	1,000	931
City of Long Beach, Harbor Rev. Ref. Bonds, Series 1998-A, AMT, FGIC-National insured, 6.00% 2019	3,600	4,271
City of Los Angeles, Multi-family Housing Rev. Bonds (GNMA Collateralized — Ridgecroft Apartments Project),
Series 1997-E, AMT, 6.00% 2017	360	360
Dept. of Airports of the City of Los Angeles, Ontario International Airport, Rev. Ref. Bonds,
Series 2006-A, AMT, National insured, 5.00% 2023	2,430	2,457
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-B, 6.50% 2039	5,900	6,426
City of Moorpark, Community Facs. Dist. No 2004-1, Special Tax Bonds (Moorpark Highlands), Series 2006, 5.25% 2026	720	651
City of Moorpark, Community Facs. Dist. No 2004-1, Special Tax Bonds (Moorpark Highlands), Series 2006, 5.30% 2038	2,000	1,655
Community Redev. Agcy. of the City of Moreno Valley, Tax Allocation Bonds, Series 2007-A, AMBAC insured, 5.00% 2038	6,270	5,215
Morongo Band of Mission Indians, Enterprise Rev. Ref. Bonds, Series 2008-B, 5.50% 2018	3,945	3,850
Morongo Band of Mission Indians, Enterprise Rev. Ref. Bonds, Series 2008-B, 6.50% 2028	8,250	7,813
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.00% 2020	1,500	1,493
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.00% 2021	1,500	1,465
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.25% 2037	2,000	1,699
Municipal Fin. Auth., Education Rev. Ref. Bonds (American Heritage Education Foundation Project),
Series 2006-A, 5.25% 2036	2,100	1,687
Municipal Fin. Auth., Educational Fac. Rev. Bonds (High Tech High Projects, Chula Vista), Series 2008-B, 6.00% 20281	845	773
Municipal Fin. Auth., Educational Fac. Rev. Bonds (High Tech High Projects, Chula Vista), Series 2008-B, 6.125% 20481	1,000	862
Municipal Fin. Auth., Rev. Bonds (Harbor Regional Center Project), Series 2009, 8.00% 2029	1,420	1,542
Municipal Fin. Auth., Rev. Bonds (Harbor Regional Center Project), Series 2009, 8.50% 2039	2,000	2,196
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2010-A, 6.25% 2040	1,000	1,009
Municipal Fin. Auth., Rev. Bonds (University Students’ Cooperative Assn.), Series 2007, 4.75% 2027	1,500	1,381
Municipal Fin. Auth., Rev. Bonds (University Students’ Cooperative Assn.), Series 2007, 5.00% 2037	1,000	901
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2011-B, 8.00% 20411	6,800	7,016
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.80% 2028	500	503
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.875% 2034	2,000	1,979
Newport-Mesa Unified School Dist. (County of Orange), G.O. Bonds, Election of 2005, Series 2011, 0% 2038	4,000	734
City of Norco, Community Facs. Dist. No. 2001-1 (Norco Ridge Ranch), Special Tax Ref. Bonds,
Issue of 2006, AMBAC insured, 4.875% 2033	7,000	5,704
Northern California Power Agcy., Lodi Energy Center Rev. Bonds, Issue One, Series 2010-A, 5.00% 2025	1,000	1,054
Port of Oakland, Rev. Bonds, Series M, AMT, FGIC-National insured, 5.375% 2027	1,775	1,779
Port of Oakland, Rev. Bonds, Series M, AMT, FGIC-National insured, 5.375% 2027 (preref. 2012)	225	239
Community Facs. Dist. No. 3 (Seabridge at Mandalay Bay) of the City of Oxnard, Special Tax Bonds,
Series 2005, 5.125% 2025	2,515	2,335
City of Palm Desert, Section 29 Assessment Dist. (No. 2004-02), Limited Obligation Improvement Bonds,
Series 2007, 5.05% 2027	2,000	1,535
Certs. of Part., Palomar Pomerado Health, 6.00% 2030	1,500	1,445
Certs. of Part., Palomar Pomerado Health, 6.00% 2041	2,290	2,100
Certs. of Part., Palomar Pomerado Health, 6.75% 2039	1,500	1,514
City of Pasadena, Certs. of Part. (Conference Center Project, Capital Appreciation Certificates),
Series 2006-A, AMBAC insured, 0% 2020	4,815	3,281
City of Pasadena, Certs. of Part. (Conference Center Project, Capital Appreciation Certificates),
Series 2006-A, AMBAC insured, 0% 2021	4,145	2,628
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 2004-A, AMT, FGIC insured, 4.75% 2023	1,500	1,525
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 2004-C, AMT, AMBAC-FGIC insured, 4.75% 2023	2,000	2,033
Pollution Control Fncg. Auth., Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 1996-A, AMT, National insured, 5.35% 2016	2,000	2,043
Poway Unified School Dist., Capital Appreciation School Facs. Improvement, G.O., 0% 2046	14,000	1,350
Public Works Board, Lease Rev. Bonds (Trustees of the California State University, J. Paul Leonard & Sutro Library),
Series 2009-J, 6.00% 2034	1,500	1,550
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2009-I-1, 6.125% 2029	6,000	6,358
Regional Airports Improvement Corp., Facs. Lease Rev. Ref. Bonds (LAXFUEL Corp., Los Angeles International Airport),
Issue of 2005, AMT, Assured Guaranty Municipal insured, 5.00% 2017	1,120	1,194
Community Facs. Dist. No. 15 (Mission Ranch) of Riverside Unified School Dist., Special Tax Bonds
(Improvement Area No. 2), Series 2005-A, 5.25% 2035	1,200	1,012
County of Riverside Community Facs. Dist. No. 04-2 (Lake Hills Crest), Special Tax Bonds, Series 2005, 5.00% 2025	1,000	888
Sacramento County Water Fncg. Auth., Rev. Ref. Bonds (Sacramento County Water Agcy. Zones 40 and
41 2007 Water System Project), Series 2007-B, FGIC-National insured, 0.72% 20342	5,000	3,377
County of San Bernardino, Certs. of Part. (Arrowhead Ref. Project), Series 2009-A, 5.00% 2022	1,000	1,037
County of San Bernardino, Certs. of Part. (Arrowhead Ref. Project), Series 2009-A, 5.125% 2024	3,000	3,062
San Bernardino Joint Powers Fncg. Auth., 2002 Tax Allocation Rev. Ref. Bonds, 6.625% 2026	1,000	972
Public Facs. Fncg. Auth. of the City of San Diego, Water Rev. Ref. Bonds, Series 2009-A, 5.00% 2026	1,000	1,058
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Bonds,
Series 2009-E, 5.25% 2032	3,500	3,597
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds,
Series 2009-A, 4.90% 2029	3,000	3,044
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay North Redev. Project),
Series 2009-C, 6.50% 2039	1,000	1,020
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project),
Series 2009-D, 6.625% 2039	2,500	2,521
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project),
Series 2011-D, 7.00% 2041	2,000	2,074
City and County of San Francisco, Certs. of Part. (Multiple Capital Improvement Projects), Series 2009-A, 5.00% 2025	2,500	2,596
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.75% 2034	6,925	6,894
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 6.25% 2034	1,750	1,822
Redev. Agcy. of the City of San Jose, Housing Set-Aside Tax Allocation Bonds (Merged Area Redev. Project),
Series 2010-A-1, 5.50% 2035	1,000	906
San Mateo County Community College Dist. (County of San Mateo), Election of 2005 G.O. Bonds
(Capital Appreciation Bonds), Series 2006-B, National insured, 0% 2035	5,000	1,141
San Mateo County Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds (Youth Services Campus),
Series 2008-A, 5.25% 2028	2,000	2,080
Community Redev. Agcy. of the City of Santa Ana, Tax Allocation Bonds, Series 2011-A, 6.25% 2024	1,500	1,571
Community Redev. Agcy. of the City of Santa Ana, Tax Allocation Bonds, Series 2011-A, 6.75% 2028	810	864
Redev. Agcy. of the City of Santa Clara, 2011 Tax Allocation Bonds (Bayshore North Project), 0% 2024	6,070	2,442
Redev. Agcy. of the City of Santa Clara, 2011 Tax Allocation Bonds (Bayshore North Project), 0% 2025	6,000	2,206
Santa Clara County, Mountain View Shoreline Regional Park Community, Rev. Bonds, Series 2011-A, 5.75% 2040	3,000	2,994
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Ref. Bonds,
Series 2011-A, 5.00% 2026	1,000	993
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Ref. Bonds,
Series 2011-A, 5.00% 2027	500	493
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Ref. Bonds,
Series 2011-B, 5.875% 2038	650	652
Santa Rosa Rancheria Tachi Yokut Tribe, Enterprise Rev. Bonds (Federally Tax Exempt), Series 2006, 4.875% 20161	5,150	4,928
Santa Rosa Rancheria Tachi Yokut Tribe, Enterprise Rev. Bonds (Federally Tax Exempt), Series 2006, 5.00% 20201	3,200	2,795
Community Facs. Dist. No. 2002-1, Saugus Union School Dist., Special Tax Bonds, Series 2003, 6.00% 2033	1,000	967
Statewide Communities Dev. Auth., Certs. of Part. (Internext Group), 5.375% 2017	805	805
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West), Series 2010, 6.00% 2029	2,000	2,010
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West), Series 2010, 6.25% 2039	1,500	1,502
Statewide Communities Dev. Auth., Rev. Bonds (Childrens Hospital Los Angeles), Series 2007, 5.00% 2047	4,000	3,202
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Daughters of Charity Health System), Series 2005-H, 5.25% 2025	1,085	986
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.25% 2027	3,000	2,845
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.375% 2037	1,000	914
Statewide Communities Dev. Auth., Rev. Bonds (Sutter Health), Series 2011-A, 6.00% 2042	1,500	1,615
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II),
Series 2008, 6.00% 2040	2,250	2,216
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2019	2,830	2,902
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.00% 2020	2,640	2,307
City of Temecula, Public Fncg. Auth., Community Facs. Dist. No. 03-03 (Wolf Creek), Special Tax Bonds,
Series 2003, 5.90% 2034	1,500	1,380
Tobacco Securitization Auth., Tobacco Settlement Asset-backed Bonds
(San Diego County Tobacco Asset Securitization Corp.), Series 2001-A, 5.25% 2027 (preref. 2012)	910	949
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.625% 2029	3,100	3,351
Tustin Community Redev. Agcy., Tax Allocation Bonds (MCAS-Tustin Redev. Project Area), Series 2010, 5.00% 2024	1,165	1,118
Tustin Community Redev. Agcy., Tax Allocation Bonds (MCAS-Tustin Redev. Project Area), Series 2010, 5.00% 2028	700	642
Tustin Community Redev. Agcy., Tax Allocation Bonds (MCAS-Tustin Redev. Project Area), Series 2010, 5.00% 2035	1,000	875
Tustin Community Redev. Agcy., Tax Allocation Bonds (MCAS-Tustin Redev. Project Area), Series 2010, 5.00% 2040	450	386
West Hollywood Community Dev. Commission, Tax Allocation Bonds (East Side Redev. Project),
Series 2011-A, 7.50% 2042	1,950	2,056
		249,548

COLORADO — 4.40%
Baptist Road Rural Transportation Auth. (Town of Monument and Unincorporated El Paso County),
Sales and Use Tax Rev. Bonds, Series 2007, 4.80% 2017	1,480	1,270
Baptist Road Rural Transportation Auth. (Town of Monument and Unincorporated El Paso County),
Sales and Use Tax Rev. Bonds, Series 2007, 4.95% 2022	4,110	2,994
Baptist Road Rural Transportation Auth. (Town of Monument and Unincorporated El Paso County),
Sales and Use Tax Rev. Bonds, Series 2007, 5.00% 2026	2,500	1,659
Compark Business Campus Metropolitan Dist., Douglas County, G.O. Ref. and Improvement Bonds,
Series 2007-A, RADIAN insured, 5.60% 2034	3,610	2,883
Cross Creek Metropolitan Dist. No. 2 (City of Aurora), Limited Tax G.O. Ref. Bonds, Series 2006, 6.125% 2037	2,000	1,448
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2008-A1-4, Subseries 2008-A1, AMT, 5.00% 2017	2,000	2,242
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project),
Series 2007-A, AMT, 5.25% 2032	18,000	15,514
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project),
Series 2007-A, AMT, 5.75% 2032	2,905	2,670
Denver Health and Hospital Auth., Healthcare Rev. Ref. Bonds, Series 2007-B, 1.27% 20332	4,825	3,182
Educational and Cultural Facs. Auth., Student Housing Rev. Ref. Bonds (Campus Village Apartments Project),
Series 2008, 5.375% 2028	1,000	1,032
Educational and Cultural Facs. Auth., Student Housing Rev. Ref. Bonds (Campus Village Apartments Project),
Series 2008, 5.50% 2038	1,000	990
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2000, 6.60% 2016	385	394
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2002, 5.90% 2027	1,830	1,843
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.25% 2024	3,880	3,913
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2009-A, 6.125% 2038	1,000	1,004
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Communities Project), Series 2006-A, 5.75% 2026	2,100	1,979
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Communities Project), Series 2006-A, 5.75% 2037	2,750	2,406
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2002-B, 6.125% 2033	1,000	987
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2014	1,320	1,387
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2015	1,150	1,216
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2017	1,485	1,535
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2018	2,095	2,139
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2035	13,500	11,299
Health Facs. Auth., Rev. Ref. Bonds (Total Longterm Care National Obligated Group Project), Series 2010-A, 6.00% 2030	350	356
Health Facs. Auth., Rev. Ref. Bonds (Total Longterm Care National Obligated Group Project), Series 2010-A, 6.25% 2040	975	981
City of Lakewood, Plaza Metropolitan Dist. No. 1, Public Improvement Fee/Tax Increment Supported Rev. Bonds,
Series 2003, 8.00% 2025	7,500	7,524
Lincoln Park Metropolitan Dist. (Douglas County), G.O. Limited Tax Ref. and Improvement Bonds,
Series 2001, 7.75% 2026 (preref. 2011)	2,750	2,875
North Range Metropolitan Dist. No. 1 (City of Commerce, Adams County), Limited Tax G.O. Bonds,
Series 2001, 7.25% 2031 (preref. 2011)	965	997
Prairie Center Metropolitan Dist. No. 3 (City of Brighton, Adams County),
Limited Property Tax Supported Primary Improvements Rev. Bonds, Series 2006-A, 5.40% 2031	4,200	3,319
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.25% 2028	2,000	2,129
Rampart Range Metropolitan Dist. No. 1 (City of Lone Tree), Rev. Bonds (Rampart Range Metropolitan Dist. No. 2 Project),
Series 2001, 7.75% 2026 (preref. 2011)	2,715	2,804
Regional Transportation Dist., Tax-Exempt Private Activity Bonds (Denver Transit Partners Eagle P3 Project),
Series 2010, 6.00% 2034	1,700	1,727
Regional Transportation Dist., Tax-Exempt Private Activity Bonds (Denver Transit Partners Eagle P3 Project),
Series 2010, 6.00% 2041	2,600	2,625
Tallgrass Metropolitan Dist., Arapahoe County, G.O. (Limited Tax Convertible to Unlimited Tax)
Ref. and Improvement Bonds, Series 2007, 5.25% 2037	2,250	1,854
Tallyn’s Reach Metropolitan Dist. No. 3 (City of Aurora), Limited Tax G.O. Bonds (Convertible to Unlimited Tax),
Series 2007, 5.20% 2036	1,725	1,524
Traditions Metropolitan Dist. No. 2 (City of Aurora), G.O. (Limited Tax Convertible to Unlimited Tax) Bonds,
Series 2006, 5.75% 2036	1,190	985
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Ref. Bonds, Series 2006-B, 6.625% 2040	2,250	1,656
		97,342

CONNECTICUT — 1.23%
Dev. Auth., Pollution Control Rev. Ref. Bonds (Connecticut Light and Power Co. Project), Series 1993-A, 5.85% 2028	1,375	1,386
Dev. Auth., Pollution Control Rev. Ref. Bonds (Connecticut Light and Power Co. Project), Series 1993-B, AMT, 5.95% 2028	1,500	1,507
Town of Hamden, Rev. Bonds (Whitney Center Project), Series 2009-A, 7.625% 2030	1,250	1,306
Town of Hamden, Rev. Bonds (Whitney Center Project), Series 2009-A, 7.75% 2043	4,500	4,668
Town of Hamden, Rev. Bonds (Whitney Center Project), Series 2009-B, 6.125% 2014	4,000	4,008
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Rev. Ref. Bonds,
Series 2001, 6.00% 2016	6,100	5,702
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Rev. Ref. Bonds,
Series 2001, 6.25% 2021	3,000	2,722
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Rev. Ref. Bonds,
Series 2001, 6.25% 2031	2,000	1,613
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2003, 5.25% 2033	5,000	3,476
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2003, 5.50% 2013	780	762
		27,150

DELAWARE — 0.04%
Housing Auth., Single-family Mortgage Rev. Ref. Bonds, Series 2009-A-1, 5.45% 2040	905	983

DISTRICT OF COLUMBIA — 0.23%
Dist. of Columbia, Rev. Ref. Bonds (Catholic University of America Issue), Series 2007, National insured, 5.00% 2029	1,000	1,015
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Capital Appreciation Bonds,
Series 2010-A, 0% 2037	6,000	1,027
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Convertible Capital Appreciation Bonds,
Series 2010-B, 0%/6.50% 20443	5,000	3,041
		5,083

FLORIDA — 11.39%
Alachua County Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Shands HealthCare Project),
Series 2008-D-2, 6.75% 2030	900	979
Alachua County, Industrial Dev. Rev. Ref. Bonds (North Florida Retirement Village, Inc. Project),
Series 2007-A, 5.75% 2026	3,000	2,574
Bartram Park Community Dev. Dist. (Jacksonville), Special Assessment Bonds, Series 2005, 4.875% 2015	900	863
Bartram Park Community Dev. Dist. (Jacksonville), Special Assessment Bonds, Series 2005, 5.30% 2035	1,715	1,407
Beacon Tradeport Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds (Industrial Project),
Series 2002-B, 7.00% 2014	395	401
Beacon Tradeport Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds (Industrial Project),
Series 2002-B, 7.25% 2033	1,960	1,970
Boynton Village Community Dev. Dist. (City of Boynton Beach), Special Assessment Bonds, Series 2007-A-2, 6.00% 2038	1,445	1,016
Capital Projects Fin. Auth., Continuing Care Retirement Community Rev. Bonds
(Capital Projects Loan Program — Glenridge on Palmer Ranch Project), Series 2002-A, 8.00% 2032 (preref. 2012)	1,375	1,492
Championsgate Community Dev. Dist., Capital Improvement Rev. Bonds, Series 1998-A, 6.25% 2020	2,705	2,434
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2009-A-1, 6.00% 2017	10,500	11,809
Citizens Property Insurance Corp., High-Risk Account Secured Rev. Ref. Bonds,
Series 2007-A, National insured, 5.00% 2013	4,000	4,183
City Center Community Dev. Dist., Special Assessment Rev. Bonds (Polk County), Series 2005-A, 6.125% 20364	4,370	1,882
City Center Community Dev. Dist., Special Assessment Rev. Bonds (Polk County), Series 2007-A, 6.00% 20384	5,625	2,422
City of Clearwater, Water and Sewer Rev. Bonds, Series 2009-A, 5.25% 2039	1,000	1,030
Connerton West Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2007-B, 5.125% 20164	2,290	918
Escambia County Health Facs. Auth., Health Care Facs. Rev. Bonds (Baptist Hospital, Inc. Project),
Series 2010-A, 5.75% 2029	5,250	5,101
Escambia County Housing Fin. Auth., Single-family Mortgage Rev. Ref. Bonds (Multi-County Program),
Series 2006-A, AMT, 4.80% 2038	4,235	4,315
Escambia County Housing Fin. Auth., Single-family Mortgage Rev. Bonds (Multi-County Program),
Series 2007-B, AMT, 4.70% 2039	2,150	2,187
Escambia County, Environmental Improvement Rev. Ref. Bonds, Series 2006-B, AMT, 5.00% 2026	1,000	941
Fishhawk Community Dev. Dist. II, Special Assessment Rev. Bonds, Series 2007-B, 5.00% 2012	800	759
Crossings at Fleming Island Community Dev. Dist. (Clay County), Special Assessment Ref. Bonds,
Series 2000-C, 7.10% 2030	7,355	7,316
Gramercy Farms Community Dev. Dist. (St. Cloud), Special Assessment Bonds, Series 2007-B, 5.10% 20144	18,495	6,473
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-C, 5.00% 2027	1,000	1,040
Greyhawk Landing Community Dev. Dist. (Manatee County), Special Assessment Rev. Bonds, Series 2002-A, 7.00% 2033	795	790
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds, Series 2002, 6.75% 2034	4,075	3,454
Heritage Harbour Market Place Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds,
Series 2005, 5.60% 2036	1,180	971
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2002-B, 5.00% 2011 (escrowed to maturity)	1,000	1,013
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2016 (preref. 2015)	150	175
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2018 (preref. 2015)	250	292
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.125% 2018 (preref. 2016)	100	120
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.125% 2023 (preref. 2016)	145	173
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2016	1,050	1,174
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.125% 2023	1,855	1,955
Hillsborough County Industrial Dev. Auth., Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project),
Series 2007-A, 5.25% 2027	2,000	1,974
City of Tampa, Capital Improvement Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project),
Series 1999-A, 5.75% 2029	1,000	1,000
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project),
Series 2003-A, 5.00% 2018	2,495	2,575
Jacksonville Aviation Auth., Rev. Bonds, Series 2006, AMT, AMBAC insured, 5.00% 2020	3,485	3,622
Jacksonville Aviation Auth., Rev. Bonds, Series 2006, AMT, AMBAC insured, 5.00% 2021	1,830	1,888
Jacksonville Aviation Auth., Rev. Bonds, Series 2006, AMT, AMBAC insured, 5.00% 2022	1,940	1,983
Jacksonville Aviation Auth., Rev. Bonds, Series 2006, AMT, AMBAC insured, 5.00% 2023	2,000	2,029
Jacksonville Econ. Dev. Commission, Health Care Facs. Rev. Ref. Bonds (Proton Therapy Institute Project),
Series 2007-A, 6.00% 2017	1,895	1,948
Jacksonville Econ. Dev. Commission, Health Care Facs. Rev. Ref. Bonds (Proton Therapy Institute Project),
Series 2007-A, 6.25% 20271	2,500	2,500
Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project), Series 2007-A, 5.00% 2024	2,000	2,037
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2001-A, 7.40% 2032	650	651
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2001-B, 6.40% 20114	110	101
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2005-A, 5.60% 2037	875	564
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2005-B, 4.875% 20104	2,585	2,270
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2005-A, 4.875% 20104	755	663
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2005-A, 5.375% 2036	2,190	1,565
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2006-A, 5.30% 20384	1,970	672
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2006-B, 5.00% 20114	7,420	2,532
City of Lakeland, Hospital Rev. Ref. Bonds (Lakeland Regional Health Systems), Series 2006, 5.00% 2022	2,235	2,284
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Country Club East Project), Series 2006, 5.40% 2037	945	648
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Project), Series 2006, 5.50% 2036	3,050	2,100
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Project), Series 2006-B, 5.00% 2013	3,015	2,749
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Cypress Cove at Healthpark Florida, Inc. Project),
Series 1997-A, 6.25% 2017	2,115	1,859
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 2006, 5.00% 2032	3,000	2,343
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 2006, 5.125% 2036	2,250	1,733
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2016	3,455	3,426
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2022	3,000	2,715
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2029	13,425	10,879
Lee County, Airport Rev. Ref. Bonds, Series 2010-A, AMT, Assured Guaranty insured, 5.00% 2022	1,860	1,924
Lee County, Solid Waste System Rev. Bonds, Series 2006-A, AMT, AMBAC insured, 5.00% 2016	4,535	4,927
Magnolia Creek Community Dev. Dist. (City of Freeport), Capital Improvement Rev. Bonds, Series 2007-B, 5.60% 20144	4,255	1,745
Dept. of Management Services, Certs. of Part., Series 2009-A, 5.00% 2023	3,090	3,306
Marion County Hospital Dist., Health System Rev. Ref. and Improvement Bonds (Munroe Regional Health System),
Series 2007, 5.00% 2022	1,650	1,694
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2000-A, 7.65% 2032	2,695	2,661
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2002, 6.625% 2032	4,445	3,779
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2004-A, 6.00% 20364	1,950	757
Miami-Dade County Educational Facs. Auth., Rev. Ref. Bonds (University of Miami Issue),
Series 2007-B, AMBAC insured, 5.25% 2024	1,000	1,086
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2010-A, 5.00% 2040	2,000	1,954
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2009-A, 5.50% 2036	2,000	2,037
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2003-E, AMT, National insured, 5.375% 2017	1,000	1,128
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2005-B, AMT, XLCA insured, 5.00% 2018	4,000	4,226
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2005-B, AMT, XLCA insured, 5.00% 2021	4,445	4,561
Miami-Dade County, Water and Sewer System Rev. Bonds, Series 2010, 5.00% 2028	1,000	1,061
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2009-A, 5.50% 2024	1,000	1,096
New Port Tampa Bay Community Dev. Dist., Special Assessment Bonds (City of Tampa), Series 2006-A, 5.875% 20384	1,480	298
North Springs Improvement Dist. (Broward County), Special Assessment Bonds (Heron Bay Project),
Series 1997, 7.00% 2019	1,690	1,690
North Springs Improvement Dist. (Broward County), Special Assessment Bonds
(Parkland Golf and Country Club Assessment Area), Series 2005-A-1, 5.45% 2026	2,485	2,107
City of Orlando, Special Assessment Rev. Bonds (Conroy Road Interchange Project), Series 1998-A, 5.80% 2026	3,120	3,028
Orlando-Orange County Expressway Auth., Rev. Bonds, Series 2010-A, 5.00% 2040	2,000	1,977
Palm Beach County Health Facs. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement — Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2020	3,085	3,146
Palm Coast Park Community Dev. Dist. (City of Palm Coast, Flagler County), Special Assessment Bonds,
Series 2006, 5.70% 2037	3,560	2,135
Parker Road Community Dev. Dist. (Alachua County), Capital Improvement Rev. Bonds, Series 2007-A, 5.60% 2038	1,440	840
Parker Road Community Dev. Dist. (Alachua County), Capital Improvement Rev. Bonds, Series 2007-B, 5.35% 2015	2,000	1,141
Parklands Lee Community Dev. Dist. (Bonita Springs), Special Assessment Bonds, Series 2005-B, 5.125% 20114	1,180	614
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2005-B, 4.875% 20104	1,700	599
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2006, 5.00% 20114	2,565	904
Pine Air Lakes Community Dev. Dist. (Collier County), Special Assessment Rev. Bonds, Series 2002, 7.25% 2033	2,035	2,035
Ports Fncg. Commission, Rev. Ref. Bonds (State Transportation Trust Fund — Intermodal Program),
Series 2011-B, AMT, 5.375% 2029	1,000	1,017
Ports Fncg. Commission, Rev. Ref. Bonds (State Transportation Trust Fund), Series 2011-B, AMT, 5.125% 2027	2,000	2,018
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment Rev. Bonds, Series 2003-B, 6.375% 2013	1,320	1,193
St. Johns County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Vicar’s Landing Project), Series 2007, 5.00% 2017	1,805	1,866
St. Johns County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Vicar’s Landing Project), Series 2007, 5.00% 2027	4,230	3,919
St. Johns County Industrial Dev. Auth., Rev. Ref. Bonds (Presbyterian Retirement Communities Project),
Series 2010-A, 5.875% 2040	4,375	4,277
St. Johns County Industrial Dev. Auth., Rev. Ref. Bonds (Presbyterian Retirement Communities Project),
Series 2010-A, 6.00% 2045	1,600	1,582
Seminole Tribe of Florida, Series A, 5.25% 20271	12,650	11,340
Seminole Tribe of Florida, Series A, 5.50% 20241	2,500	2,335
Seminole Tribe of Florida, Series A, 5.75% 20221	2,260	2,265
Six Mile Creek Community Dev. Dist. (St. Johns County), Capital Improvement Rev. Bonds, Series 2007, 5.875% 2038	3,350	1,089
South-Dade Venture Community Dev. Dist. (Homestead), Special Assessment Rev. Bonds, Series 2002, 6.90% 2033	3,545	3,585
Split Pine Community Dev. Dist. (City of Jacksonville), Special Assessment Bonds, Series 2007-A, 5.25% 2039	2,910	1,784
Tolomato Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2006, 5.40% 2037	1,430	1,082
Tolomato Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2007, 6.45% 2023	2,000	1,357
Tolomato Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2007, 6.65% 2040	2,000	1,221
Stevens Plantation Improvement Project Dependent Special Dist., Rev. Bonds, Series 2003, 6.375% 2013	2,035	1,828
Sweetwater Creek Community Dev. Dist. (St. Johns County), Capital Improvement Rev. Bonds,
Series 2007-B-1, 5.30% 2017	2,000	901
Town Center at Palm Coast Community Dev. Dist. (City of Palm Coast, Flagler County), Capital Improvement Rev. Bonds,
Series 2005, 6.00% 2036	2,790	1,878
Tuscany Reserve Community Dev. Dist., Collier County, Capital Improvement Rev. Bonds, Series 2005-A, 5.55% 2036	5,615	3,694
Tuscany Reserve Community Dev. Dist., Collier County, Capital Improvement Rev. Bonds, Series 2005-B, 5.25% 2016	1,135	1,007
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds, Series 2004, 6.00% 2020	785	725
Waterset North Community Dev. Dist. (Hillsborough County), Special Assessment Rev. Bonds, Series 2007-A, 6.60% 2039	1,640	939
Waterset North Community Dev. Dist. (Hillsborough County), Special Assessment Rev. Bonds, Series 2007-B, 6.55% 2015	3,910	2,428
West Villages Improvement Dist. (North Port), Special Assessment Bonds (Unit of Dev. No. 2), Series 2005, 5.80% 2036	5,940	3,007
		251,732

GEORGIA — 3.78%
Atlanta Dev. Auth., Student Housing Rev. Bonds (ADA/CAU Partners, Inc. Project at Clark Atlanta University),
Series 2004-A, ACA insured, 6.25% 2024	2,240	1,232
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2011-B, AMT, 5.00% 2027	2,000	2,016
City of Atlanta, Tax Allocation Bonds (Atlantic Station Project), Series 2001, 7.75% 2014 (preref. 2011)	530	547
City of Atlanta, Tax Allocation Bonds (Beltline Project), Series 2008-B, 7.375% 2031	5,000	5,127
City of Atlanta, Water and Wastewater Rev. Bonds, Series 2001-A, National insured, 5.50% 2027	3,500	3,805
Dev. Auth. of Burke County, Pollution Control Rev. Ref. Bonds (Oglethorpe Power Corp. Vogtle Project),
Series 2008-C, 5.70% 2043	3,000	3,119
Dev. Auth. of Burke County, Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project),
Series 2008-E, 7.00% 2023	2,000	2,364
Clayton County, Tax Allocation Bonds (Ellenwood Project), Series 2008, 7.50% 2033	3,200	3,045
Dev. Auth. of Clayton County, Special Facs. Rev. Ref. Bonds (Delta Air Lines, Inc. Project), Series 2009-A, 8.75% 2029	5,000	5,811
Dev. Auth. of Clayton County, Special Facs. Rev. Ref. Bonds (Delta Air Lines, Inc. Project),
Series 2009-B, AMT, 9.00% 2035	4,000	4,298
DeKalb County Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project),
Series 2010, 6.00% 2030	5,250	5,323
DeKalb County Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project),
Series 2010, 6.125% 2040	2,750	2,737
Joint Dev. Auth. of DeKalb County, Newton County and Gwinnett County, Rev. Bonds (GGC Foundation, LLC Project),
Series 2009, 6.00% 2029	1,850	2,060
Joint Dev. Auth. of DeKalb County, Newton County and Gwinnett County, Rev. Bonds (GGC Foundation, LLC Project),
Series 2009, 6.125% 2040	5,000	5,434
Dev. Auth. of Fulton County, Rev. Bonds (TUFF CAUB LLC Project), Series 2007-A, 5.25% 2028	4,360	3,430
Gainesville and Hall County Dev. Auth., Retirement Community Rev. Ref. Bonds
(ACTS Retirement — Life Communities, Inc. Obligated Group), Series 2009-A-2, 6.375% 2029	710	743
Gainesville and Hall County Dev. Auth., Retirement Community Rev. Ref. Bonds
(ACTS Retirement — Life Communities, Inc. Obligated Group), Series 2009-A-2, 6.625% 2039	1,350	1,401
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project),
Series 2007, 5.00% 2018	1,500	1,378
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project),
Series 2007, 5.125% 2027	2,000	1,592
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project),
Series 2007, 5.125% 2037	2,500	1,824
Hospital Auth. of Hall County and City of Gainesville, Rev. Anticipation Certificates
(Northeast Georgia Health System, Inc. Project), Series 2010-A, 5.00% 2030	2,000	1,967
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation I, LLC Project), Series 2008, 6.00% 2034	6,500	6,876
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project), Series 2009-A, 5.50% 2039	3,500	3,575
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2019	2,100	2,112
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 2023	2,000	2,035
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 2026	1,000	1,001
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 2028	1,395	1,371
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project), Series 2007, 5.25% 2027	2,750	2,358
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project), Series 2007, 5.25% 2037	1,375	1,083
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds (Georgia College & State University
Foundation Property III, LLC Student Housing System Project), Series 2004, 6.00% 2012 (escrowed to maturity)	40	42
Dev. Auth. of the City of Milledgeville and Baldwin County, Student Housing Rev. Ref. Bonds
(Georgia College & State University Foundation Property V, LLC Project), Series 2007, AMBAC insured, 0.815% 20332	3,000	1,890
Dev. Auth. of Richmond County, Environmental Improvement Rev. Ref. Bonds, Series 2002-A, AMT, 6.00% 2025	2,000	2,025
		83,621

GUAM — 0.12%
Education Fncg. Foundation, Certs. of Part. (Public School Facs. Project), Series 2006-A, 5.00% 2023	1,000	947
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.125% 2031	1,000	1,028
Power Auth., Rev. Ref. Bonds, Series 2010-A, 5.50% 2030	625	599
		2,574

HAWAII — 0.30%
Dept. of Budget and Fin., Special Purpose Senior Living Rev. Bonds (15 Craigside Project), Series A, 8.75% 2029	1,000	1,100
Dept. of Budget and Fin., Special Purpose Senior Living Rev. Bonds (15 Craigside Project), Series A, 9.00% 2044	3,250	3,586
Dept. of Budget and Fin., Special Purpose Senior Living Rev. Bonds (15 Craigside Project), Series C-2, 6.40% 2014	1,000	1,000
Pacific Health Obligated Group, Special Purpose Rev. Bonds (Dept. of Budget and Fin.), Series 2010-B, 5.75% 2040	1,000	949
		6,635

IDAHO — 0.29%
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1999-B-2, AMT, 5.00% 2013	50	51
Housing and Fin. Assn., Single-family Mortgage Rev. Ref. Bonds, Series 1999-D-3, AMT, 5.15% 2013	50	51
Housing and Fin. Assn., Single-family Mortgage Rev. Ref. Bonds, Series 1999-G, AMT, 5.75% 2014	50	51
Housing and Fin. Assn., Single-family Mortgage Rev. Ref. Bonds, Series 2001-B, Class III, AMT, 5.75% 2020	465	480
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2001-E, Class III, AMT, 5.40% 2021	400	400
Housing and Fin. Assn., Single-family Mortgage Rev. Ref. Bonds, Series 2002-C, Class III, AMT, 5.50% 2021	480	495
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2002-E, Class III, AMT, 5.30% 2022	435	447
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2003-B, Class III, AMT, 5.10% 2023	480	483
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2003-C, Class III, AMT, 4.50% 2023	480	480
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2003-E, Class III, AMT, 5.15% 2023	750	757
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2004-A, Class III, AMT, 4.75% 2024	695	695
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2005-C, Class III, AMT, 4.80% 2026	620	609
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2007-C, Class III, AMT, 4.75% 2028	1,475	1,430
		6,429

ILLINOIS — 7.85%
Village of Bolingbrook, Will and DuPage Counties, Special Service Area No. 2005-1, Special Tax Bonds (Forest City Project),
Series 2005, 5.90% 2027	6,000	4,907
Build Bonds (Sales Tax Rev. Bonds), Series 2009-B, 5.00% 2024	2,000	2,136
Build Bonds (Sales Tax Rev. Bonds), Series 2009-B, 5.25% 2034	2,500	2,541
Village of Cary, McHenry County, Special Service Area Number Two, Special Tax Ref. Bonds,
Series 2006, RADIAN insured, 4.40% 2016	617	607
Chicago Transit Auth., Capital Grant Receipts Rev. Bonds (Federal Transit Administration Section 5307
Guideway Modernization Formula Funds), Assured Guaranty insured, 5.00% 2019	2,000	2,106
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-A, 5.75% 2039	3,000	3,139
City of Chicago, Special Assessment Improvement Bonds (Lakeshore East Project), Series 2002, 6.75% 2032	2,000	2,000
Chicago Housing Auth., Capital Program Rev. Ref. Bonds, Series 2006, Assured Guaranty Municipal insured, 5.00% 2023	5,000	5,139
County of Cook, G.O. Ref. Bonds, Series 2010-A, 5.25% 2022	1,250	1,367
County of Cook, Recovery Zone Fac. Rev. Bonds (Navistar International Corp. Project), Series 2010, 6.50% 2040	11,020	11,365
Fin. Auth., Recovery Zone Fac. Rev. Bonds (Navistar International Corp. Project), Series 2010, 6.50% 2040	3,000	3,094
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds,
Series 2004-A, Assured Guaranty Municipal insured, 5.50% 2022	2,500	2,902
County of DuPage, Special Service Area Number 31, Special Tax Bonds (Monarch Landing Project),
Series 2006, 5.40% 2016	574	556
County of DuPage, Special Service Area Number 31, Special Tax Bonds (Monarch Landing Project),
Series 2006, 5.625% 2036	4,900	3,816
Fin. Auth., Charter School Project and Rev. Ref. Bonds (Chicago Charter School Foundation Project),
Series 2007-A, 5.00% 2021	1,750	1,726
Fin. Auth., Charter School Project and Rev. Ref. Bonds (Chicago Charter School Foundation Project),
Series 2007-A, 5.00% 2026	1,000	930
Fin. Auth., Charter School Project and Rev. Ref. Bonds (Chicago Charter School Foundation Project),
Series 2007-A, 5.00% 2036	4,000	3,386
Fin. Auth., Rev. Bonds (Admiral at the Lake Project), Series 2010-D-3, 6.00% 2017	1,500	1,498
Fin. Auth., Rev. Bonds (Alexian Brothers Health System), Series 2008, 5.50% 2038	4,500	4,336
Health Facs. Auth., Rev. Bonds (Alexian Brothers Health System),
Series 1999, Assured Guaranty Municipal insured, 5.125% 2028	295	295
Fin. Auth., Rev. Bonds (Central DuPage Health), Series 2009, 5.00% 2027	2,000	2,042
Fin. Auth., Rev. Bonds (Elmhurst Memorial Healthcare), Series 2008-A, 5.625% 2037	5,500	4,968
Health Facs. Auth., Rev. Ref. Bonds (Elmhurst Memorial Healthcare), Series 2002, 6.25% 2017	3,335	3,439
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Hospital), Series 2009-A, 6.00% 2039	6,000	6,422
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2007-A, 5.75% 2033	1,500	1,511
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2007-A, 5.75% 2037	1,000	1,001
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2010-A, 6.00% 2039	9,195	9,383
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2009-A, 7.75% 2034	9,800	10,809
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2010-A, 6.00% 2028	1,250	1,274
Fin. Auth., Rev. Bonds (Sedgebrook, Inc. Fac.), Series 2007-A, 6.00% 20424	1,457	—
Fin. Auth., Rev. Ref. Bonds (Sherman Health Systems), Series 2007-A, 5.50% 2037	4,000	3,723
Fin. Auth., Rev. Bonds (Three Crowns Park Project), Series 2006-A, 5.875% 2026	1,500	1,429
Fin. Auth., Rev. Bonds (Three Crowns Park Project), Series 2006-A, 5.875% 2038	2,000	1,772
Fin. Auth., Rev. Ref. Bonds (Clare at Water Tower), Series 2010-A-6, 6.00% 2028	1,575	660
Fin. Auth., Rev. Ref. Bonds (Clare at Water Tower), Series 2010-A-7, 6.125% 2041	3,325	1,394
Fin. Auth., Rev. Ref. Bonds (Clare at Water Tower), Series 2010-B, 0% 2050	2,100	8
Fin. Auth., Rev. Ref. Bonds (Franciscan Communities, Inc.), Series 2007-A, 5.50% 2027	3,000	2,506
Fin. Auth., Rev. Ref. Bonds (Franciscan Communities, Inc.), Series 2007-A, 5.50% 2037	3,500	2,670
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.00% 2017	1,020	1,056
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.125% 2026	1,000	915
Fin. Auth., Rev. Ref. Bonds (Riverside Health System), Series 2006-C, 4.50% 2026	1,500	1,362
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2025	3,000	3,170
Fin. Auth., Student Housing Rev. Ref. Bonds (CHF-DeKalb II, L.L.C. — Northern Illinois University Project),
Series 2011, 6.875% 2043	11,500	11,753
Fin. Auth., Student Housing Rev. Bonds (CHF-Normal, L.L.C. — Illinois State University Project),
Series 2011, 7.00% 2043	6,765	7,019
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-A, 5.25% 2034	2,975	2,520
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-B, 5.00% 2025	5,000	4,510
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-B, 5.25% 2019	5,500	5,520
Village of Hampshire (Kane County), Special Service Area Number 13, Special Tax Bonds (Tuscany Woods Project),
Series 2007, 5.75% 2037	4,966	2,685
Health Facs. Auth., Rev. Ref. Bonds (Centegra Health System), Series 1998, 5.25% 2014	1,500	1,503
Health Facs. Auth., Rev. Ref. Bonds (Centegra Health System), Series 1998, 5.25% 2018	500	501
Health Facs. Auth., Rev. Bonds (Riverside Health System), Series 2002, 5.75% 2022 (preref. 2012)	1,000	1,071
Housing Dev. Auth., Housing Bonds (Sunrise Apartments), Series 2006-D, AMT, 4.85% 2026	1,690	1,634
Housing Dev. Auth., Housing Bonds (Sunrise Apartments), Series 2006-D, AMT, 5.00% 2042	1,665	1,465
Housing Dev. Auth., Housing Rev. Ref. Bonds, Series G, 4.20% 2015	1,085	1,117
Housing Dev. Auth., Housing Rev. Ref. Bonds, Series G, 4.80% 2032	1,000	958
Village of Lakemoor, McHenry and Lake Counties, Special Service Area Number 97-1, Special Tax Ref. Bonds,
Series 2006, RADIAN insured, 4.55% 2016	801	781
Village of Lincolnshire, Special Service Area No. 1, Special Tax Bonds (Sedgebrook Project), Series 2004, 6.25% 2034	1,850	1,602
Village of Manhattan (Will County), Special Service Area Number 2007-6, Special Tax Bonds
(Groebe Farm-Stonegate Project), Series 2007, 5.75% 20224	1,900	760
Village of Manhattan (Will County), Special Service Area Number 2007-6, Special Tax Bonds
(Groebe Farm-Stonegate Project), Series 2007, 6.125% 20404	5,000	2,004
Metropolitan Pier and Exposition Auth., Rev. Ref. Bonds (McCormick Place Expansion Project),
Series 2010-B-1, Assured Guaranty Municipal insured, 0% 2043	15,000	2,038
Village of Montgomery, Kane and Kendall Counties, Special Assessment Improvement Ref. Bonds
(Lakewood Creek Project), Series 2006, RADIAN insured, 4.70% 2030	919	756
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 4.50% 2027	1,000	1,000
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 5.00% 2028	3,000	3,092
		173,649

INDIANA — 2.18%
City of Anderson, Econ. Dev. Rev. Ref. and Improvement Bonds (Anderson University Project), Series 2007, 5.00% 2028	2,055	1,514
City of Anderson, Econ. Dev. Rev. Ref. and Improvement Bonds (Anderson University Project), Series 2007, 5.00% 2032	1,000	704
Dev. Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Inland Steel Co. Project No. 15), Series 1997-A, 5.75% 2011	1,000	1,002
Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-B, 6.00% 2039	7,000	7,471
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Obligated Group),
Series 2006-A, 5.00% 2036	500	467
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2023	1,500	1,546
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds
(Community Foundation of Northwest Indiana Obligated Group), Series 2007, 5.50% 2027	4,000	4,002
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds
(Community Foundation of Northwest Indiana Obligated Group), Series 2007, 5.50% 2037	7,750	7,353
Health Fac. Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.50% 2015 (preref. 2012)	140	151
Indianapolis Airport Auth., Special Fac. Rev. Bonds (United Air Lines, Inc., Indianapolis Maintenance Center Project),
Series 1995-A, AMT, 6.50% 20314	3,500	52
Indianapolis Airport Auth., Special Fac. Rev. Ref. Bonds (Federal Express Corp. Project), Series 2004, AMT, 5.10% 2017	3,950	4,344
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project),
Series 2006-F, AMT, AMBAC insured, 5.00% 2019	2,250	2,381
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project),
Series 2006-F, AMT, AMBAC insured, 5.00% 2022	2,500	2,574
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project),
Series 2006-F, AMT, AMBAC insured, 5.00% 2023	7,500	7,652
Jasper County, Demand Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 1988-C, National insured, 5.60% 2016	1,000	1,130
Jasper County, Demand Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 1988-C, National insured, 5.85% 2019	1,000	1,127
Vanderburgh County Redev. Dist., Tax Increment Rev. Bonds of 2006, 5.00% 2021	1,375	1,408
Hospital Auth. of Vigo County, Hospital Rev. Bonds (Union Hospital, Inc.), Series 2007, 5.70% 2037	4,000	3,396
		48,274

IOWA — 0.29%
Fin. Auth., Retirement Community Rev. Bonds (Edgewater, A Wesley Active Life Community, LLC Project),
Series 2007-A, 6.75% 2037	2,500	2,091
Fin. Auth., Retirement Community Rev. Bonds (Edgewater, A Wesley Active Life Community, LLC Project),
Series 2007-A, 6.75% 2042	5,000	4,132
Fin. Auth., Single-family Mortgage Bonds, Series 2006-E, AMT, 5.50% 2036	265	276
		6,499

KANSAS — 0.53%
Dev. Fin. Auth., Rev. Ref. Bonds (Lifespace Communities, Inc.), Series 2010-S, 5.00% 2030	1,000	919
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2009, 7.125% 2029	250	238
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2009, 7.25% 2039	750	708
City of Lenexa, Health Care Fac. Rev. Ref. and Improvement Bonds (Lakeview Village, Inc. Project),
Series 2007, 5.125% 2017	1,200	1,087
City of Lenexa, Health Care Fac. Rev. Ref. and Improvement Bonds (Lakeview Village, Inc. Project),
Series 2007, 5.50% 2039	6,250	4,660
City of Manhattan, Health Care Fac. Rev. Bonds (Meadowlark Hills Retirement Community),
Series 2007-B, 5.125% 2042	1,000	779
City of Overland Park, Transportation Dev. Dist. Special Assessment Bonds (Tallgrass Creek Project),
Series 2006, 5.125% 2028	2,562	2,011
Unified Government of Wyandotte County/Kansas City, Transportation Dev. Dist. Sales Tax Rev. Bonds
(Legends at Village West Project), Series 2006, 4.60% 2016	1,420	1,367
		11,769

KENTUCKY — 0.96%
Econ. Dev. Fin. Auth., Solid Waste Rev. Ref. Bonds (Republic Services, Inc. Project),
Series 2010-A, AMT, 1.25% 2031 (put 2011)2	1,000	1,000
Econ. Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Baptist Healthcare System Obligated Group),
Series 2009-A, 5.375% 2024	2,000	2,136
Econ. Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Baptist Healthcare System Obligated Group),
Series 2009-A, 5.625% 2027	2,000	2,125
Econ. Dev. Fin. Auth., Hospital System Rev. Ref. and Improvement Bonds
(Appalachian Regional Healthcare, Inc. Project), Series 1997, 5.80% 2012	1,000	998
Econ. Dev. Fin. Auth., Hospital System Rev. Ref. and Improvement Bonds
(Appalachian Regional Healthcare, Inc. Project), Series 1997, 5.85% 2017	7,000	6,633
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Bonds (Louisville Arena Auth., Inc.),
Series 2008-A-1, Assured Guaranty insured, 5.75% 2028	2,500	2,642
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Bonds (Louisville Arena Auth., Inc.),
Series 2008-A-1, Assured Guaranty insured, 6.00% 2033	1,000	1,047
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Bonds (Louisville Arena Auth., Inc.),
Series 2008-A-1, Assured Guaranty insured, 6.00% 2042	2,000	2,067
Econ. Dev. Fin. Auth., Rev. Bonds (Masonic Home Independent Living), 5.25% 2017	500	500
Louisville/Jefferson County Metro Government, Health Facs. Rev. Ref. Bonds
(Jewish Hospital & St. Mary’s HealthCare, Inc. Project), Series 2008, 6.125% 2037	2,005	2,017
		21,165

LOUISIANA — 2.49%
Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-B, AMBAC insured, 5.00% 2020	3,000	3,020
Health Education Auth., Rev. Ref. Bonds (Lambeth House Project), Series 1998-A, 6.20% 2028	7,000	6,755
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects),
Series 2007, 6.75% 2032	9,000	9,423
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects),
Series 2009-A, 6.50% 2029	4,400	4,607
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects),
Series 2010-A-1, 6.50% 2035	4,500	4,673
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects),
Series 2010-A-2, 6.50% 2035	1,500	1,558
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2007-A, 5.25% 2038	3,000	2,743
Public Facs. Auth., Rev. Ref. Bonds (CHRISTUS Health), Series 2009-A, 6.00% 2029	2,000	2,132
Public Facs. Auth., Rev. Ref. Bonds (Tulane University of Louisiana Project),
Series 2007-A-2, National insured, 0.874% 20362	3,000	2,109
Parish of St. John the Baptist, Rev. Bonds (Marathon Oil Corp. Project), Series 2007-A, 5.125% 2037	5,500	5,275
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2030	12,670	12,704
		54,999

MAINE — 0.36%
Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2003, AMT, 4.65% 2016	1,500	1,620
Health and Higher Educational Facs. Auth., Rev. Bonds (Maine General Medical Center), 6.75% 2036	1,000	1,003
Health and Higher Educational Facs. Auth., Rev. Bonds (Maine General Medical Center), 6.75% 2041	5,350	5,350
		7,973

MARYLAND — 1.60%
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-A, 5.35% 2034	2,616	2,294
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-B, 4.75% 2034	1,516	1,282
Econ. Dev. Corp., Student Housing Rev. Bonds (Frostburg State University Project), Series 2002-A, 6.00% 2024	5,000	4,867
Econ. Dev. Corp., Student Housing Rev. Bonds (Frostburg State University Project), Series 2002-A, 6.25% 2033	5,000	4,714
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2037	500	457
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects), Series 2008, 5.80% 2038	1,000	1,016
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects), Series 2008, 5.875% 2043	1,000	1,002
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects),
Series 2006, CIFG insured, 5.00% 2026	1,000	978
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2010-A, 5.00% 2030	3,335	3,379
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2036	7,000	6,012
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Charlestown Community Issue), Series 2010, 6.25% 2045	1,000	1,025
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 4.70% 2015	1,900	1,921
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 5.20% 2034	6,250	5,560
Prince George’s County, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 2035	1,000	859
		35,366

MASSACHUSETTS — 1.55%
Dev. Fin. Agcy, Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.75% 2036	3,190	3,348
Dev. Fin. Agcy, Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.875% 2041	3,000	3,156
Dev. Fin. Agcy., Rev. Bonds (Curry College Issue), Series 2006-A, ACA insured, 5.25% 2026	1,400	1,387
Dev. Fin. Agcy., Rev. Bonds (Eastern Nazarene College Issue), Tax-Exempt Series 1999, 5.625% 2019	800	789
Dev. Fin. Agcy., Rev. Bonds (Eastern Nazarene College Issue), Tax-Exempt Series 1999, 5.625% 2029	4,150	3,668
Dev. Fin. Agcy., Rev. Ref. Bonds (Emerson College Issue), Series 2010-A, 5.00% 2040	3,265	3,150
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2007-A, 5.25% 2018	1,000	609
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2007-A, 5.50% 2027	2,500	1,447
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2007-A, 5.75% 2035	3,000	1,676
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2007-A, 5.75% 2042	2,000	1,067
Dev. Fin. Agcy., Senior Living Fac. Rev. Bonds (Groves in Lincoln Issue), Series 2009-A, 7.75% 2039	2,000	2,015
Dev. Fin. Agcy., Senior Living Fac. Rev. Bonds (Groves in Lincoln Issue), Series 2009-A, 7.875% 2044	1,000	1,012
Dev. Fin. Agcy., Senior Living Fac. Rev. Bonds (Groves in Lincoln Issue), Series 2009-B-2, 6.25% 2014	395	393
Educational Fncg. Auth., Education Loan Rev. Bonds, Issue E, Series 2007, AMT, AMBAC insured, 4.70% 2027	1,250	1,145
Health and Educational Facs. Auth., Rev. Ref. Bonds (Northeastern University Issue), Series 2010-A, 5.00% 2035	1,800	1,821
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue), Series C, 6.00% 2015	40	41
Health and Educational Facs. Auth., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 5.75% 2039	1,000	1,002
Health and Educational Facs. Auth., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 6.00% 2024	2,500	2,734
Health and Educational Facs. Auth., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 6.25% 2030	1,000	1,067
Housing Fin. Agcy., Housing Rev. Ref. Bonds, Series 2006-D, AMT, 4.625% 2026	1,775	1,728
Housing Fin. Agcy., Housing Rev. Ref. Bonds, Series 2010-C, AMT, 5.00% 2030	1,000	967
		34,222

MICHIGAN — 3.06%
Econ. Dev. Corp. of the City of Dearborn, Limited Obligation Rev. Ref. Bonds (Henry Ford Village, Inc. Project),
Series 2008, 7.00% 2038	2,500	2,307
Econ. Dev. Corp. of the City of Dearborn, Limited Obligation Rev. Ref. Bonds (Henry Ford Village, Inc. Project),
Series 2008, 7.125% 2043	5,000	4,642
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 1998-B, 5.375% 2018	1,120	1,101
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 1998-B, 5.375% 2028	2,750	2,396
City of Flint, Hospital Building Auth., Rev. Ref. Rental Bonds (Hurley Medical Center), Series 2010, 6.00% 2020	4,310	4,301
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2010, 7.375% 2035	1,500	1,525
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2010, 7.50% 2039	1,750	1,785
Higher Education Student Loan Auth., Student Loan Rev. Bonds, Series XVII-P, AMT, AMBAC insured, 4.50% 2017	5,000	5,196
Higher Education Student Loan Auth., Student Loan Rev. Bonds, Series XVII-Q, AMT, AMBAC insured, 4.75% 2017	2,000	2,119
Higher Education Student Loan Auth., Student Loan Rev. Bonds, Series XVII-Q, AMT, AMBAC insured, 4.95% 2026	2,500	2,371
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.00% 2038	3,000	2,703
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.25% 2046	2,650	2,395
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2009, 5.75% 2039	5,500	5,503
Hospital Fin. Auth., Hospital Rev. Bonds (MidMichigan Obligated Group), Series 2006-A, 5.00% 2036	4,000	3,671
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2002-C, 5.375% 2023	1,500	1,524
Kent Hospital Fin. Auth., Rev. Ref. Bonds (Spectrum Health System), Series 2011-A, 5.00% 2029	1,000	1,013
County of Monroe Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Mercy Memorial Hospital Corp. Obligated Group),
Series 2006, 5.375% 2026	1,250	1,189
City of Royal Oak Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group),
Series 2009-V, 8.25% 2039	4,000	4,631
City of Saginaw Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Covenant Medical Center, Inc.),
Series 2004-G, 5.00% 2017	2,425	2,523
City of Saginaw Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Covenant Medical Center, Inc.),
Series 2010-H, 5.00% 2030	2,700	2,533
State Building Auth., Rev. and Rev. Ref. Bonds (Facs. Program), Series 2008-I, 6.00% 2038	1,000	1,056
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project),
Series 2008-KT, 5.625% 2020	1,800	2,034
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A, 5.125% 2022	1,980	1,673
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Current Interest Bonds,
Series 2008-A, 6.875% 2042	3,440	3,198
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2010-A, AMT, 5.00% 2018	4,000	4,241
		67,630

MINNESOTA — 0.10%
Minneapolis — St. Paul Metropolitan Airports Commission, Airport Rev. Ref. Bonds, Series 2009-B, AMT, 5.00% 2022	2,000	2,129

MISSISSIPPI — 0.27%
Hospital Equipment and Facs. Auth., Rev. Ref. Bonds (Baptist Memorial Health Care), Series 2004-B-1, 5.00% 2024	1,500	1,541
Hospital Equipment and Facs. Auth., Rev. Ref. Bonds (Mississippi Baptist Health Systems, Inc.),
Series 2007-A, 5.00% 2026	4,500	4,500
		6,041

MISSOURI — 1.90%
Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.),
Series 2007, 5.00% 2019	1,885	1,951
Hawk Ridge Transportation Dev. Dist. (Lake St. Louis), Transportation Sales Tax Rev. Bonds, Series 2006-A, 4.65% 2017	1,600	1,390
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services Projects),
Series 2010, 5.50% 2042	2,000	1,837
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services),
Series 2007-B, 4.875% 2038	3,000	2,544
Industrial Dev. Auth. of the City of Kirkwood, Retirement Community Rev. Bonds (Aberdeen Heights Project),
Series 2010-C-3, 6.50% 2015	7,700	7,711
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Ref. Bonds (John Knox Village Obligated Group),
Series 2007-A, 5.125% 2026	7,000	6,557
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Ref. Bonds (John Knox Village Obligated Group),
Series 2007-A, 5.125% 2032	3,500	3,118
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2007-B, AMT,
Assured Guaranty Municipal insured, 5.00% 2027	5,490	5,392
State Environmental Improvement and Energy Resources Auth., Water Facs. Rev. Ref. Bonds
(Missouri-American Water Co. Project), Series 2006, AMT, AMBAC insured, 4.60% 2036	10,000	8,351
Transportation Dev. Dist. (Hazelwood, St. Louis County), Transportation Rev. Bonds (Missouri Bottom Road/Taussig Road),
Series 2002, 7.20% 2033	3,300	3,143
		41,994

MONTANA — 0.25%
Fac. Fin. Auth., Senior Living Rev. Ref. Bonds (St. John’s Lutheran Ministries Project), Series 2006-A, 6.00% 2025	2,250	2,068
Fac. Fin. Auth., Senior Living Rev. Ref. Bonds (St. John’s Lutheran Ministries Project), Series 2006-A, 6.125% 2036	4,100	3,564
		5,632

NEBRASKA — 0.18%
Hospital Auth. No. 3 of Douglas County, Health Facs. Rev. Ref. Bonds (Methodist Health System),
Series 2008, 5.75% 2028	3,500	3,595
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2006-C, AMT, 5.50% 2036	430	441
		4,036

NEVADA — 3.41%
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2008-A, 5.00% 2021	2,000	2,190
Clark County, Airport System Rev. Bonds, Series 2007-A-1, AMT, AMBAC insured, 5.00% 2027	4,000	3,874
Clark County, Airport System Rev. Bonds, Series 2011-A-1, AMT, AMBAC insured, 5.00% 2026	2,000	1,960
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds,
Series 2007-A-1, AMT, AMBAC insured, 5.00% 2023	6,000	6,112
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds,
Series 2007-A-1, AMT, AMBAC insured, 5.00% 2024	1,000	1,009
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds,
Series 2007-A-1, AMT, AMBAC insured, 5.00% 2025	2,000	2,004
Clark County, Highway (Motor Vehicle Fuel Tax) Improvement and Rev. Ref. Bonds,
Series 2007, AMBAC insured, 5.00% 2020	1,000	1,101
Clark County, Highway (Motor Vehicle Fuel Tax) Improvement and Rev. Ref. Bonds, Series 2010-B, 5.00% 2028	6,300	6,540
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Ref. Bonds,
Series 2006-B, 5.30% 2029	1,000	792
Clark County, Special Improvement Dist. No. 132 (Summerlin South Area (Villages 15A and 18)),
Local Improvement Bonds, Series 2001, 6.40% 2014	1,105	1,135
Clark County, Special Improvement Dist. No. 132 (Summerlin South Area (Villages 15A and 18)),
Local Improvement Bonds, Series 2001, 6.50% 2015	865	886
Clark County, Special Improvement Dist. No. 132 (Summerlin South Area (Villages 15A and 18)),
Local Improvement Bonds, Series 2001, 6.875% 2021	2,240	2,246
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Bonds,
Series 2003, 6.375% 2023	3,140	3,194
G.O. (Limited Tax) Capital Improvement and Cultural Affairs Bonds, Series 2008-C, 5.00% 2024	1,000	1,075
City of Henderson, Health Fac. Rev. Ref. Bonds (Catholic Healthcare West), Series 2007-B, 5.25% 2031	2,000	2,006
City of Henderson, Local Improvement Dist. No. T-16 (Falls at Lake Las Vegas),
Limited Obligation Improvement Bonds, 5.00% 2018	1,115	596
City of Henderson, Local Improvement Dist. No. T-16 (Falls at Lake Las Vegas),
Limited Obligation Improvement Bonds, 5.00% 2019	1,395	736
City of Henderson, Local Improvement Dist. No. T-16 (Falls at Lake Las Vegas),
Limited Obligation Improvement Bonds, 5.125% 2025	3,480	1,760
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon),
Limited Obligation Improvement Bonds, 5.00% 2014	705	719
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon),
Limited Obligation Improvement Bonds, 5.00% 2017	975	955
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada),
Limited Obligation Improvement Bonds, 5.25% 2026	2,495	1,312
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada),
Limited Obligation Improvement Bonds, 5.30% 2035	8,460	4,432
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties), Limited Obligation Ref. Bonds,
Series 1999-A, 5.75% 2013	1,260	1,265
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties), Limited Obligation Ref. Bonds,
Series 1999-A, 5.90% 2018	950	950
Housing Division, Single-family Mortgage Bonds, Series 1999-B-1, 4.95% 2012	5	5
City of Las Vegas Redev. Agcy., Tax Increment Rev. Bonds, Series 2009-A, 8.00% 2030	6,000	6,817
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Bonds, Series 2004, 5.75% 2016	2,100	2,086
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B),
Local Improvement and Ref. Bonds, Series 2007, 5.875% 2021	1,000	926
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water and Ref. Bonds, Series 2009-D, 5.00% 2027	3,395	3,587
City of Reno, Hospital Rev. Bonds (Renown Regional Medical Center Project), Series 2007-A, 5.25% 2037	5,000	4,433
Redev. Agcy. of the City of Reno, Tax Increment Bonds, Series 2007-B, 5.00% 2027	2,000	1,687
Redev. Agcy. of the City of Reno, Tax Increment Bonds, Series 2007-C, 5.40% 2027	2,375	1,765
Rural Housing Auth., Single-family Mortgage Rev. Bonds (Mortgage-backed Securities Program),
Series 2007-B, AMT, 5.70% 2041	2,370	2,497
City of Sparks, Local Improvement Dist. No. 3 (Legends at Sparks Marina),
Limited Obligation Improvement Bonds, 6.50% 2020	1,870	1,852
City of Sparks, Local Improvement Dist. No. 3 (Legends at Sparks Marina),
Limited Obligation Improvement Bonds, 6.75% 2027	1,000	944
		75,448

NEW HAMPSHIRE — 0.45%
Business Fin. Auth., Rev. Bonds (Elliot Hospital Obligated Group Issue), Series 2009-A, 6.125% 2039	1,000	971
Health and Education Facs. Auth., Rev. Bonds (Exeter Hospital Obligated Group Issue), Series 2001-A, 5.75% 2031	1,000	1,012
Health and Education Facs. Auth., Rev. Ref. Bonds (Southern New Hampshire Medical Center Issue),
Series 2007-A, 5.25% 2028	5,000	5,028
Health and Educational Facs. Auth., Healthcare System Rev. Bonds (Covenant Health Systems Obligated Group Issue),
Series 2007-A, 5.00% 2027	1,715	1,655
Health and Educational Facs. Auth., Healthcare System Rev. Bonds (Covenant Health Systems Obligated Group Issue),
Series 2007-A, 5.25% 2020	1,200	1,282
		9,948

NEW JERSEY — 3.68%
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.375% 2015	2,000	2,127
Econ. Dev. Auth., Energy Fac. Rev. Bonds (ACR Energy Partners, LLC Project), Series 2011-A, AMT, 10.50% 20321	13,000	13,262
Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Seabrook Village, Inc. Fac.), Series 2006, 5.25% 2026	4,060	3,597
Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Seabrook Village, Inc. Fac.), Series 2006, 5.25% 2036	500	410
Econ. Dev. Auth., Rev. Bonds (Provident Group — Montclair Properties LLC —
Montclair State University Student Housing Project), Series 2010-A, 5.875% 2042	2,500	2,402
Econ. Dev. Auth., Rev. Ref. Bonds (Crane’s Mill Project), Series 2005-A, 5.00% 2015	405	420
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2011-GG, 5.00% 2022	2,500	2,690
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 6.25% 2019	3,000	2,987
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 6.25% 2029	13,000	12,475
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 6.40% 2023	2,000	1,994
Educational Facs. Auth., Rev. Ref. Bonds (Kean University Issue), Series 2009-A, 5.00% 2024	1,000	1,067
Health Care Facs. Fncg. Auth., Rev. Bonds (AHS Hospital Corp. Issue), Series 2011, 6.00% 2041	1,000	1,055
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (St. Peter’s University Hospital), 6.00% 2026	2,000	2,004
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (St. Peter’s University Hospital), 6.25% 2035	3,000	3,004
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2009-A, 5.00% 2019	2,500	2,686
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2011-1, AMT, 5.00% 2018	2,000	2,116
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2011-A-1, AMT, 0.555% 20202	7,500	7,476
Housing and Mortgage Fin. Agcy., Multi-family Rev. Bonds, Series 2007-A, AMT, National insured, 4.75% 2033	1,780	1,582
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-1-A, 4.625% 2026	6,000	4,811
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-1-A, 5.00% 2041	8,500	5,861
Transportation Trust Fund Auth., Transportation System Bonds (Capital Appreciation Bonds), Series 2010-A, 0% 2030	10,000	3,205
Transportation Trust Fund Auth., Transportation System Bonds (Capital Appreciation Bonds), Series 2010-A, 0% 2040	7,000	1,078
Transportation Trust Fund Auth., Transportation System Bonds, Series 2009-A, 0% 2039	6,000	988
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2010-D, 5.00% 2024	2,000	2,147
		81,444

NEW MEXICO — 0.57%
Dona Ana County, Improvement Dist. Bonds (Santa Teresa Improvement Dist.-Airport Road Business Center, Phase III),
Series 2001-A, 8.375% 2021	1,635	1,635
Dona Ana County, Improvement Dist. Bonds (Santa Teresa Improvement Dist.-Border Industrial Park, Phase I & II),
Series 2001-B, 8.875% 2021	4,165	4,200
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2008-C, Class I, AMT, 6.95% 2039	1,655	1,750
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2009-D, Class I, 5.35% 2040	545	596
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2010-A, Class I, 4.625% 2025	635	675
Sandoval County, Incentive Payment Rev. Ref. Bonds, Series 2005, 5.00% 2020	3,500	3,743
		12,599

NEW YORK — 3.00%
County of Chautauqua Industrial Dev. Agcy., Exempt Fac. Rev. Bonds (NRG Dunkirk Power Project),
Series 2009, 5.875% 2042	600	594
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Ref. Bonds, Series 2010-A, 5.00% 2024	1,590	1,712
Dormitory Auth., Third General Resolution Rev. Ref. Bonds (State University Educational Facs. Issue),
Series 2002-B, 6.00% 2029 (put 2012)	2,000	2,087
Energy Research and Dev. Auth., Pollution Control Rev. Ref. Bonds (Electric & Gas Corp. Project),
Series 1994-B, 3.00% 2029 (put 2013)	1,000	1,022
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project),
Series 2010, 6.375% 2049	8,500	8,771
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2009-B, 5.25% 2030	1,000	1,056
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2006-C, AMT, 5.00% 2026	1,250	1,258
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2007-B-1, AMT, 5.05% 2022	1,500	1,540
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2007-B-1, AMT, 5.125% 2032	1,000	1,002
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2007-B-1, AMT, 5.15% 2037	500	499
New York City Industrial Dev. Agcy., Liberty Rev. Bonds (7 World Trade Center, LLC Project), Series A, 6.25% 2015	4,000	4,017
New York City Industrial Dev. Agcy., Liberty Rev. Bonds (7 World Trade Center, LLC Project), Series A, 6.50% 2035	12,500	12,541
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (American Airlines, Inc.
John F. Kennedy International Airport Project), Series 2005, AMT, 7.625% 2025	8,700	8,974
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (American Airlines, Inc.
John F. Kennedy International Airport Project), Series 2005, AMT, 8.00% 2028	2,000	2,088
New York City Industrial Dev. Agcy., Special Fac. Rev. Ref. Bonds (Terminal One Group Assn., LP Project),
Series 2005, AMT, 5.50% 2020	2,000	2,120
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2011 Series C, 5.00% 2039	1,000	1,037
Niagara County Industrial Dev. Agcy., Solid Waste Disposal Fac. Rev. Ref. Bonds
(American Ref-Fuel Co. of Niagara, L.P. Fac.), Series 2001-D, 5.55% 2024 (put 2015)	1,000	1,014
Port Auth. of New York and New Jersey, Special Project Bonds (JFK International Air Terminal LLC Project),
Series 8, 6.00% 2042	4,500	4,569
Seneca Nation of Indians, Rev. Bonds, Series A, 5.00% 20231	2,685	2,245
Suffolk County Industrial Dev. Agcy., Industrial Dev. Rev. Bonds (KeySpan-Port Jefferson Energy Center, LLC Project),
Series 2003-A, AMT, 5.25% 2027	8,220	8,222
		66,368

NORTH CAROLINA — 0.22%
Capital Facs. Fin. Agcy., Solid Waste Disposal Rev. Bonds (Duke Energy Carolinas Project), Series 2006-B, 4.375% 2031	1,000	960
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2026	1,000	1,186
Medical Care Commission, Hospital Rev. Bonds (Maria Parham Medical Center),
Series 2003, RADIAN insured, 5.50% 2017	700	701
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Carolina Village Project),
Series 2008-A, 6.00% 2038	2,230	1,977
		4,824

OHIO — 3.41%
Air Quality Dev. Auth., Air Quality Dev. Rev. Bonds (FirstEnergy Generation Corp. Project), Series 2009-A, 5.70% 2020	3,500	3,739
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project),
Series 2009-A, 5.70% 2014	1,500	1,614
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project),
Series 2009-C, 5.625% 2018	8,580	9,462
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project),
Series 2009-A, 5.75% 2033 (put 2016)	2,800	3,183
Air Quality Dev. Auth., Rev. Ref. Bonds (Ohio Power Co. Project), Series 2010-A, 3.25% 2041 (put 2014)	1,500	1,549
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A-2, 5.125% 2024	2,280	1,869
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A-2, 5.875% 2030	25,905	20,380
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2010, 5.50% 2040	2,500	2,315
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2010, 5.75% 2040	1,000	960
City of Centerville, Health Care Rev. Ref. Bonds (Bethany Lutheran Village Continuing Care Fac. Expansion Project),
Series 2007-A, 6.00% 2038	1,000	846
City of Cleveland, Airport Special Rev. Ref. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.70% 2019	1,400	1,318
County of Franklin, Health Care Facs. Improvement Rev. Bonds (Presbyterian Retirement Services Project),
Series 2010-A, 5.625% 2026	1,600	1,596
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2011-A, 6.625% 2046	1,000	1,002
County of Hamilton, Healthcare Rev. Ref. Bonds (Life Enriching Communities Project), Series 2006-A, 5.00% 2015	1,520	1,599
County of Hamilton, Healthcare Rev. Ref. Bonds (Life Enriching Communities Project), Series 2006-A, 5.00% 2016	1,685	1,779
County of Hamilton, Healthcare Rev. Ref. Bonds (Life Enriching Communities Project), Series 2006-A, 5.00% 2037	4,370	3,578
County of Hamilton, Hospital Facs. Rev. Bonds (Cincinnati Children’s Hospital Medical Center),
Series 2004-J, FGIC-National insured, 5.25% 2034	2,250	2,003
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2007-A, 4.50% 2031	2,000	1,774
Housing Fin. Agcy., Residential Mortgage Rev. Ref. Bonds, Series 2005-A, AMT, 4.20% 2014	890	923
Housing Fin. Agcy., Residential Mortgage Rev. Ref. Bonds, Series 2005-A, AMT, 4.30% 2015	960	992
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2006-E, AMT, 5.375% 2037	775	807
County of Lake, Hospital Facs. Rev. Ref. Bonds (Lake Hospital System, Inc.), Series 2008-C, 5.50% 2024	4,500	4,477
County of Lake, Hospital Facs. Rev. Ref. Bonds (Lake Hospital System, Inc.), Series 2008-C, 5.625% 2029	2,000	1,933
County of Miami, Hospital Facs. Rev. Ref. and Improvement Bonds (Upper Valley Medical Center),
Series 2006, 5.25% 2018	1,020	1,101
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group),
Series 2000-B, 6.375% 2022	335	339
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group),
Series 2000-B, 6.375% 2030	585	591
Water Dev. Auth., Solid Waste Rev. Bonds (Allied Waste North America, Inc. Project), Series 2007-A, AMT, 5.15% 2015	3,500	3,583
		75,312

OKLAHOMA — 0.21%
Cherokee Nation, Health Care System Bonds, Series 2006, ACA insured, 4.30% 20161	1,125	1,174
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Homeownership Loan Program),
Series 2008-A, AMT, 6.80% 2038	1,400	1,462
Langston Econ. Dev. Auth., Rev. Ref. Bonds (Langston University Student Housing/LDF Student Housing, LLC Project),
Series 2006-A, ACA insured, 4.75% 2021	500	501
Tulsa Industrial Auth., Rev. Ref. Bonds (University of Tulsa), Series 2009, 6.00% 2027	1,285	1,402
		4,539

OREGON — 0.59%
Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Rev. Bonds, Series 2006-C, 5.625% 2026	8,165	6,530
Port of Portland, Portland International Airport Rev. Bonds, Subseries 20-C, AMT, 5.00% 2026	2,500	2,557
Port of Portland, Portland International Airport Rev. Bonds, Subseries 20-C, AMT, 5.00% 2028	4,000	4,039
		13,126

PENNSYLVANIA — 3.32%
Allegheny County Airport Auth., Airport Rev. Ref. Bonds (Pittsburgh International Airport), Ref.
Series 2002-B, AMT, FGIC insured, 5.00% 2017	2,500	2,607
Allegheny County Hospital Dev. Auth., Health System Rev. Ref. Bonds (West Penn Allegheny Health System),
Series 2007-A, 5.00% 2028	7,500	6,362
Bucks County Industrial Dev. Auth., Retirement Community Rev. Bonds (Ann’s Choice, Inc. Fac.),
Series 2005-A, 6.125% 2025	2,815	2,683
Bucks County Industrial Dev. Auth., Retirement Community Rev. Bonds (Ann’s Choice, Inc. Fac.),
Series 2005-A, 6.25% 2035	6,850	6,182
Econ. Dev. Fncg. Auth., Exempt Facs. Rev. Bonds (Allegheny Energy Supply Co., LLC Project),
Series 2009, 7.00% 2039	5,500	5,854
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project),
Series 2008, 5.75% 2028	2,500	2,508
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project),
Series 2008, 5.875% 2038	3,200	3,134
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project),
Series 2008, 6.00% 2042	1,000	989
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project),
Series 2010, 6.00% 2043	3,500	3,456
Higher Educational Facs. Auth., Rev. Bonds (Foundation for Indiana University of Pennsylvania
Student Housing Project at Indiana University of Pennsylvania), Series 2007-A, XLCA insured, 0.815% 20392	2,000	1,142
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc.
Student Housing Project at Shippensburg University of Pennsylvania), Series 2011, 6.25% 2043	4,000	4,066
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc.
Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2010, 5.00% 2031	2,370	2,150
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc.
Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2010, 5.00% 2042	5,890	5,044
Higher Educational Facs. Auth., University of Pennsylvania Health System, Rev. Bonds, Series 2011-A, 5.75% 2041	1,500	1,575
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2006-93-A, AMT, 5.75% 2037	490	512
Lycoming County Auth., Health System Rev. Bonds (Susquehanna Health System Project), Series 2009-A, 5.75% 2039	1,500	1,424
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds
(Whitemarsh Continuing Care Retirement Community Project), Series 2005, 6.00% 2021	1,000	917
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds
(Whitemarsh Continuing Care Retirement Community Project), Series 2005, 6.125% 2028	2,000	1,739
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds
(Whitemarsh Continuing Care Retirement Community Project), Series 2005, 6.25% 2035	2,000	1,674
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds
(Whitemarsh Continuing Care Retirement Community Project), Series 2008, 7.00% 2036	2,000	1,822
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Bonds
(ACTS Retirement — Life Communities, Inc. Obligated Group), Series 2009-A-1, 6.25% 2029	725	749
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement — Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2015	1,000	1,073
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement — Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2022	2,610	2,619
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Ref. Bonds
(Temple University Health System Obligated Group), Series 2005-A, 6.625% 2023	1,000	998
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Ref. Bonds
(Temple University Health System Obligated Group), Series 2007-A, 5.00% 2034	2,000	1,647
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Ref. Bonds
(Temple University Hospital), Series 2007-B, 5.00% 2017	4,000	4,103
Redev. Auth. of the County of Washington, Redev. Bonds (Victory Centre Project — Tanger Outlet Dev.),
Series 2006-A, 5.45% 2035	4,565	3,957
Westmoreland County Industrial Dev. Auth., Retirement Community Rev. Ref. Bonds
(Redstone Presbyterian SeniorCare Obligated Group), Series 2005-A, 5.50% 2015	1,200	1,198
Westmoreland County Industrial Dev. Auth., Retirement Community Rev. Ref. Bonds
(Redstone Presbyterian SeniorCare Obligated Group), Series 2005-A, 5.875% 2032	1,400	1,209
		73,393

PUERTO RICO — 0.35%
Government Dev. Bank, Rev. Ref. Bonds, Series 2006-C, AMT, 5.25% 2015	4,025	4,260
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. Ref. Bonds,
(Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	500	506
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series M-2, 5.75% 2034 (put 2017)	1,000	1,087
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2007-A, FGIC-National insured, 0% 2040	5,000	773
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2007-A, National insured, 0% 2043	5,000	629
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 0% 2033	2,000	479
		7,734

RHODE ISLAND — 0.05%
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue),
Series 2002, 6.375% 2021	130	133
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue),
Series 2002, 6.375% 2021 (preref. 2012)	870	918
		1,051

SOUTH CAROLINA — 0.93%
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project),
Series 2006, 5.00% 2016	2,170	2,077
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project),
Series 2006, 5.125% 2026	2,000	1,653
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project),
Series 2006, 5.30% 2036	2,015	1,561
Jobs-Econ. Dev. Auth., Hospital Rev. Ref. and Improvement Bonds (Palmetto Health), Series 2009, 5.75% 2039	1,000	977
Jobs-Econ. Dev. Auth., Student Housing Rev. Bonds (Coastal Housing Foundation, LLC Project),
Series 2009-A, 6.50% 2042	6,000	6,080
City of Myrtle Beach, Tax Increment Bonds (Myrtle Beach Air Force Base Redev. Project Area),
Series 2006-A, 5.25% 2026	1,930	1,525
City of Myrtle Beach, Tax Increment Bonds (Myrtle Beach Air Force Base Redev. Project Area),
Series 2006-A, 5.30% 2035	4,000	2,916
Richland County, Environmental Improvement Rev. Ref. Bonds, Series A, AMT, 6.10% 2023	960	977
Tobacco Settlement Rev. Management Auth., Tobacco Settlement Asset-backed Ref. Bonds, Series 2008, 5.00% 2018	780	781
SCAGO Educational Facs. Corp. for Union School Dist., Installment Purchase Rev. Bonds
(School Dist. of Union County Project), Series 2006, RADIAN insured, 5.00% 2021	2,000	2,015
		20,562

TENNESSEE — 1.17%
Health, Educational and Housing Fac. Board of the City of Chattanooga, Rev. Ref. Bonds (CDFI Phase I, LLC Project),
Series 2005-A, 5.00% 2015	1,880	1,953
Natural Gas Acquisition Corp. of the City of Clarksville, Gas Rev. Bonds, Series 2006, 5.00% 2016	2,500	2,636
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.375% 2018	2,000	2,240
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.50% 2019	2,500	2,793
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.625% 2020	1,685	1,886
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.75% 2024	1,000	1,078
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.75% 2025	1,000	1,067
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 6.00% 2021	1,495	1,711
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 6.00% 2022	1,000	1,129
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
(Wellmont Health System Project), Series 2002, 6.25% 2022 (preref. 2012)	1,220	1,308
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
(Wellmont Health System Project), Series 2002, 6.25% 2022 (preref. 2012)	730	782
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Ref. Bonds
(Wellmont Health System Project), Series 2003, RADIAN insured, 5.00% 2013	2,000	2,038
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2016	5,000	5,284
		25,905

TEXAS — 9.14%
Alliance Airport Auth., Inc., Special Facs. Rev. Bonds (American Airlines, Inc. Project), Series 1990, AMT, 7.00% 2011	2,500	2,506
Alliance Airport Auth., Inc., Special Facs. Rev. Ref. Bonds (American Airlines, Inc. Project),
Series 2007, AMT, 5.25% 2029	2,000	1,342
Dallas-Fort Worth International Airport Fac. Improvement Corp., American Airlines, Inc. Rev. Bonds,
Series 1999, AMT, 6.375% 2035	6,000	4,505
Dallas-Fort Worth International Airport Fac. Improvement Corp., American Airlines, Inc. Rev. Bonds,
Series 2002, AMT, 8.25% 2036	4,580	4,243
Dallas-Fort Worth International Airport Fac. Improvement Corp., American Airlines, Inc. Rev. Ref. Bonds,
Series 2000-A, Subseries 2, AMT, 9.00% 2029 (put 2015)	5,655	5,816
Angelina and Neches River Auth., Solid Waste Disposal Rev. Ref. Bonds (International Paper Co. Projects),
Series 2003-A, AMT, 5.375% 2015	2,500	2,648
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Ref. Bonds
(Dow Chemical Co. Project), Series 2002-A-4, AMT, 5.95% 2033	7,655	7,952
Brazos River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project),
Series 2001-C, AMT, 5.75% 2036 (put 2011)	8,500	8,367
Sabine River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project),
Series 2001-B, AMT, 5.75% 2030 (put 2011)	1,100	1,080
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2010, 5.75% 2025	2,500	2,596
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2011, 6.00% 2041	1,000	993
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2011, 6.25% 2046	2,200	2,204
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Legacy at Willow Bend Project), Series 2006-A, 5.625% 2026	1,000	868
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Village at Gleannloch Farms, Inc. Project),
Series 2006-A, 5.50% 2027	1,150	911
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Village at Gleannloch Farms, Inc. Project),
Series 2006-A, 5.50% 2037	1,850	1,323
Gulf Coast Waste Disposal Auth., Solid Waste Disposal Rev. Bonds
(Waste Management of Texas, Inc. Travis County Project), Series 2003-C, AMT, 5.20% 2028	1,500	1,502
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2004-A, 5.25% 2015	1,000	1,089
Harris County Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Healthcare System),
Series 2008-B, 7.25% 2035	3,500	3,888
Harris County Industrial Dev. Corp., Solid Waste Disposal Rev. Bonds (Deer Park Refining Limited Partnership Project),
Series 2006, 5.00% 2023	3,500	3,649
Harris County, Toll Road Rev. Ref. Bonds, Series 2010-A, 2.00% 2021 (put 2011)2	9,000	9,007
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project), Series 2005, 5.00% 2012	1,315	1,351
Hidalgo County Health Services Corp., Hospital Rev. Ref. Bonds (Mission Hospital, Inc. Project), Series 2008, 5.00% 2026	1,000	942
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2009-A, 5.375% 2039	900	960
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal E Project),
Series 2001, AMT, 6.75% 2021	3,000	3,003
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal E Project),
Series 2001, AMT, 6.75% 2029	16,100	16,105
La Vernia Higher Education Fin. Corp., Education Rev. Bonds (KIPP, Inc.), Series 2009-A, 6.375% 2044	1,000	1,029
Love Field Airport Modernization Corp., Special Facs. Rev. Bonds
(Southwest Airlines Co. — Love Field Modernization Program Project), Series 2010, 5.25% 2040	13,570	12,936
Lubbock Educational Facs. Auth., Inc., Rev. Ref. and Improvement Bonds (Lubbock Christian University),
Series 2007, 5.125% 2027	2,500	2,395
Lubbock Educational Facs. Auth., Inc., Rev. Ref. and Improvement Bonds (Lubbock Christian University),
Series 2007, 5.25% 2037	1,000	910
Matagorda County Navigation Dist. Number One, Rev. Ref. Bonds (Houston Lighting & Power Co. Project),
Series 1997, AMT, AMBAC insured, 5.125% 2028	2,800	2,830
Midlothian Dev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2007-B, 5.125% 2026	850	737
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.00% 2016	1,000	1,054
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2017	2,500	2,664
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2018	2,000	2,086
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2020	6,500	6,552
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.00% 2028	3,000	3,240
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.625% 2033	2,000	2,059
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2021	1,000	1,132
North Texas Tollway Auth., System Rev. Ref. Bonds, Insured Capital Appreciation Bonds,
Series 2008-D, Assured Guaranty insured, 0% 2028	920	356
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-F, 5.75% 2033	4,000	4,062
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-F, 5.75% 2038	6,000	6,025
Private Activity Bond Surface Transportation Corp., Rev. Bonds
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Project), Series 2010, 7.00% 2040	10,250	10,935
Private Activity Bond Surface Transportation Corp., Rev. Bonds
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project), Series 2009, 6.875% 2039	12,500	13,214
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2019	3,000	3,146
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2020	1,000	1,043
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2023	1,485	1,536
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2025	2,000	2,067
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2027	1,360	1,399
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002, 6.00% 2021	750	764
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002, RADIAN insured, 5.125% 2017	2,000	2,045
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds
(Scott and White Memorial Hospital and Scott, Sherwood and Brindley Foundation Project),
Series 2008-A, 5.00% 2019	1,370	1,500
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds
(Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2022	1,855	1,924
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds
(Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2027	1,000	991
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds
(Northwest Senior Housing Corp. — Edgemere Project), Series 2006-A, 6.00% 2026	2,200	2,165
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Stayton at Museum Way Project),
Series 2009-A, 8.00% 2028	1,000	1,023
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Stayton at Museum Way Project),
Series 2009-A, 8.25% 2044	7,100	7,226
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Stayton at Museum Way Project),
Series 2009-C-2, 6.50% 2014	2,500	2,498
Tomball Hospital Auth., Hospital Rev. Ref. Bonds, Series 2005, 5.00% 2020	1,660	1,499
Travis County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Querencia at Barton Creek Project),
Series 2005-A, 5.65% 2035	2,000	1,672
Travis County Health Facs. Dev. Corp., Rev. Bonds (Westminster Manor Project), Series 2010, 7.00% 2030	3,000	3,078
Travis County Health Facs. Dev. Corp., Rev. Bonds (Westminster Manor Project), Series 2010, 7.125% 2040	3,250	3,306
		201,948

UTAH — 0.61%
Housing Corp., Single-family Mortgage Bonds, Series 2001-E-1, Class III, AMT, 5.20% 2018	625	627
Housing Corp., Single-family Mortgage Bonds, Series 2001-F-1, Class III, AMT, 4.95% 2018	645	657
Housing Corp., Single-family Mortgage Bonds, Series 2002-A-1, Class III, AMT, 5.30% 2018	290	299
Housing Corp., Single-family Mortgage Bonds, Series 2002-C-2, Class III, AMT, 5.25% 2018	995	1,025
Housing Corp., Single-family Mortgage Bonds, Series 2002-D-2, Class III, AMT, 5.00% 2018	455	458
Housing Corp., Single-family Mortgage Rev. Ref. Bonds, Series 2002-E-2, Class III, AMT, 4.95% 2019	485	487
Housing Corp., Single-family Mortgage Bonds, Series 2002-F-1, Class III, AMT, 4.625% 2019	530	534
Housing Corp., Single-family Mortgage Bonds, Series 2002-G-2, Class III, AMT, 4.875% 2019	565	577
Housing Corp., Single-family Mortgage Bonds, Series 2003-B-2, Class III, AMT, 4.85% 2024	760	761
Housing Corp., Single-family Mortgage Bonds, Series 2003-C, Class III, AMT, 5.00% 2025	435	436
Housing Corp., Single-family Mortgage Rev. Ref. Bonds, Series 2004-H-1, Class III, AMT, 4.75% 2027	530	512
Housing Corp., Single-family Mortgage Bonds, Series 2007-B-1, Class III, AMT, 4.85% 2027	970	957
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1998-G-2, Class III, AMT, 4.90% 2012	5	5
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1999-C-2, Class III, AMT, 5.60% 2013	10	10
Salt Lake County, College Rev. Ref. Bonds (Westminster College Project), Series 2007, 5.00% 2024	1,150	1,140
Salt Lake County, College Rev. Ref. Bonds (Westminster College Project), Series 2007, 5.00% 2029	425	403
Tooele County, Hazardous Waste Treatment Rev. Bonds (Union Pacific Corp./USPCI, Inc. Project),
Series A, AMT, 5.70% 2026	4,500	4,522
		13,410

VIRGINIA — 0.75%
Celebrate Virginia South Community Dev. Auth., City of Fredericksburg, Special Assessment Rev. Bonds
(Celebrate Virginia South Project), Series 2006, 6.25% 2037	4,678	2,911
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.),
Series 2006-A, 4.75% 2026	1,000	950
Mosaic Dist. Community Dev. Auth. (Fairfax County), Rev. Bonds, Series 2011-A, 6.875% 2036	1,000	1,030
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds,
Series 1999-B, 7.00% 2029	783	783
Community Dev. Auth. of Loudoun County, Special Assessment Bonds (Dulles Town Center Project),
Series 1998, 6.25% 2026	3,640	3,640
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.45% 2037	3,550	3,480
Small Business Fncg. Auth., Rev. Bonds (Hampton Roads Proton Beam Therapy Institute
at Hampton University, LLC Project), Series 2009, 9.00% 2039	3,600	3,787
		16,581

VIRGIN ISLANDS — 0.70%
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-B, 5.00% 2018	2,000	2,197
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-B, 5.00% 2025	3,250	3,261
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-C, 5.00% 2015	2,000	2,187
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-C, 5.00% 2022	3,530	3,611
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note — Diageo Project), Series 2009-A, 6.625% 2029	2,500	2,632
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note), Series 2010-A, 5.00% 2029	500	492
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2004-A, 5.25% 2015	1,000	1,086
		15,466

WASHINGTON — 0.83%
Health Care Facs. Auth., Rev. Ref. Bonds (Virginia Mason Medical Center), Series 2007-A, 6.125% 2037	8,000	7,842
Housing Fin. Commission, Single-family Program Bonds, Series 2007-2A, AMT, 4.50% 2021	4,730	4,768
Housing Auth. of the City of Seattle, Capital Fund Program Rev. Bonds (High Rise Rehabilitation Program — Phase II),
Series 2006, AMT, Assured Guaranty Municipal insured, 4.55% 2025	3,915	3,726
Port of Seattle, Rev. Ref. Bonds, Series 2010-C, AMT, 5.00% 2024	2,000	2,053
		18,389

WEST VIRGINIA — 0.35%
County Commission of Harrison County, Solid Waste Disposal Rev. Ref. Bonds
(Allegheny Energy Supply Co., LLC Harrison Station Project), Series 2007-D, AMT, 5.50% 2037	5,000	4,728
County Commission of Ohio County, Tax-Exempt Commercial Dev. Improvement and Rev. Ref. Bonds
(Wheeling Jesuit University, Inc. Project), Series 2006-A, 5.50% 2036	3,350	2,958
		7,686

WISCONSIN — 0.44%
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027 (preref. 2012)	510	531
General Fund Annual Appropriation Rev. Ref. Bonds, Series 2009-A, 6.00% 2036	1,500	1,636
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2010-E, 5.00% 2033	1,000	1,012
Health and Educational Facs. Auth., Rev. Ref. Bonds (Froedtert & Community Health Obligated Group),
Series 2001, 5.625% 2013	90	92
Health and Educational Facs. Auth., Rev. Ref. Bonds (Saint John’s Communities, Inc.), Series 2009-A, 7.25% 2029	1,000	1,017
Health and Educational Facs. Auth., Rev. Ref. Bonds (Saint John’s Communities, Inc.), Series 2009-A, 7.625% 2039	3,000	3,053
Health and Educational Facs. Auth., Rev. Ref. Bonds (Saint John’s Communities, Inc.), Series 2009-C-2, 5.40% 2014	1,500	1,463
Health and Educational Facs. Auth., Rev. Ref. Bonds (Milwaukee Catholic Home, Inc.), Series 2006, 5.00% 2026	1,000	966
		9,770

MULTI-STATE — 0.37%
MuniMae TE Bond Subsidiary, LLC, Series A-2, AMT, 4.90% cumulative preferred (undated)1	4,000	3,280
MuniMae TE Bond Subsidiary, LLC, Series A-3, AMT, 4.95% cumulative preferred (undated)1	4,000	3,280
MuniMae TE Bond Subsidiary, LLC, Series A-4, AMT, 5.125% cumulative preferred (undated)1	2,000	1,641
		8,201

Total bonds & notes (cost: $2,183,109,000)		2,094,180

Short-term securities — 5.10%

California Educational Facs. Auth., Demand Rev. Bonds (Chapman University), Series 2008-A, 0.23% 20362	1,600	1,600
State of California, Econ. Recovery Bonds, Series 2004-C-4, 0.18% 20232	1,300	1,300
State of California, Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 1997-B, AMT, 0.31% 20262	2,000	2,000
State of California, Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series F, 0.18% 20262	900	900
Colorado Educational and Cultural Facs. Auth., Demand Rev. Bonds (National Jewish Federation Bond Program),
Series D-5, 0.20% 20382	4,000	4,000
Colorado Educational and Cultural Facs. Auth., Demand Rev. Bonds (National Jewish Federation Bond Program),
Series D-1, 0.20% 20362	2,310	2,310
State of Connecticut, Health and Educational Facs. Auth., Rev. Bonds (Greater Hartford YMCA Issue),
Series B, 0.25% 20382	1,000	1,000
State of Florida, Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project),
Series 2003-C, 0.24% 20332	1,400	1,400
State of Florida, Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project),
Series 2007-B, 0.20% 20332	900	900
State of Florida, Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Ref.),
Series 2007-C, 0.23% 20272	1,300	1,300
Illinois Fin. Auth., Demand Rev. Bonds (Elmhurst Memorial Healthcare), Series 2008-B, 0.20% 20482	1,200	1,200
Illinois Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2009-D-2, 0.20% 20432	1,700	1,700
City of Quincy, Adams County, Illinois, Demand Rev. Ref. Bonds (Blessing Hospital), Series 2008, 0.22% 20292	4,500	4,500
City of Chicago, Illinois, Chicago Midway Airport, Second Lien Rev. Bonds, AMT, 0.22% 20292	6,000	6,000
Illinois Fin. Auth., Demand Rev. Bonds (Provena Health), Series 2009-B, 0.20% 20442	1,600	1,600
Iowa Fin. Auth., Demand Health Facs. Rev. Bonds (Iowa Health System), Series 2009-B, 0.20% 20352	1,165	1,165
Kentucky Econ. Dev. Fin. Auth., Demand Hospital Rev. Bonds (Baptist Healthcare System Obligated Group),
Series 2009-B-1, 0.30% 20382	2,865	2,865
Massachusetts Health and Educational Facs. Auth., Demand Rev. Bonds (Baystate Medical Center Issue),
Series 2009-J-2, 0.19% 20442	800	800
Michigan Fin. Auth., State Aid Rev. Notes, Series 2010-D-2, 2.00% 8/22/2011	8,000	8,008
City of Saint Paul, Minnesota, Housing and Redev. Health Care System Rev. Bonds (Allina Health System), 0.20% 20352	2,450	2,450
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds
(Washington University), Series 1996-B, 0.30% 20302	2,000	2,000
New Hampshire Health and Education Facs. Auth., Rev. Bonds (Dartmouth College Issue), Series 2007-A, 0.23% 20312	3,100	3,100
New Hampshire Health and Education Facs. Auth., Rev. Bonds (Dartmouth College Issue), Series 2007-B, 0.23% 20412	100	100
City of Syracuse, New York, Industrial Dev. Agcy., Civic Fac. Rev. Bonds (Syracuse University Project),
Series 2008-A-1, 0.28% 20372	800	800
City of New York, New York, G.O. Bonds, Fiscal 1994 Series A-7, 0.19% 20202	800	800
City of New York, New York, G.O. Bonds, Fiscal 2004 Series H, Subseries H-4, 0.24% 20342	800	800
Charlotte-Mecklenburg Hospital Auth. (North Carolina), Carolinas HealthCare System, Health Care Ref. Rev. Bonds,
Series 2005-B, 0.21% 20262	1,140	1,140
North Carolina Medical Care Commission, Demand Hospital Rev. Bonds (Randolph Hospital), Series 2007, 0.25% 20372	700	700
County of Allen, Ohio, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2008-B, 0.20% 20312	1,200	1,200
State of Pennsylvania, Beaver County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds
(FirstEnergy Nuclear Generation Corp. Project), Series 2006-B, 0.18% 20352	1,500	1,500
Public Building Auth. of the City of Clarksville, Tennessee, Fncg. Rev. Bonds
(Metropolitan Government of Nashville and Davidson County Loan), Series 2008, 0.24% 20262	4,470	4,470
Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool),
Series 2008, 0.24% 20382	2,465	2,465
State of Texas, Dallas Performing Arts Cultural Facs. Corp., Cultural Fac. Rev. Bonds
(Dallas Center for the Performing Arts Foundation, Inc. Project), Series 2008-A, 0.22% 20412	1,500	1,500
State of Texas, Dallas Performing Arts Cultural Facs. Corp., Cultural Fac. Rev. Bonds
(Dallas Center for the Performing Arts Foundation, Inc. Project), Series 2008-B, 0.20% 20412	1,550	1,550
State of Texas, Tax and Rev. Anticipation Notes, Series 2010, 2.00% 8/31/2011	10,000	10,014
Virginia College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs),
Series 2006-B, 0.24% 20262	4,300	4,300
West Virginia Hospital Fin. Auth., Hospital Rev. Ref. Bonds (West Virginia United Health System Obligated Group),
Series 2008-B, 0.20% 20412	4,000	4,000
State of Wisconsin, Operating Notes of 2011, 2.00% 6/15/2012	25,000	25,389

Total short-term securities (cost: $112,826,000)		112,826

Total investment securities (cost: $2,295,935,000)		2,207,006
Other assets less liabilities		3,653

Net assets		$2,210,659

1Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $72,241,000, which represented 3.27% of the net assets of the fund.

2Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
3Step bond; coupon rate will increase at a later date.
4Scheduled interest and/or principal payment was not received.

Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-940-0911O-S29398

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American High-Income Municipal Bond Fund

We have audited, in accordance with standards of the Public Company Accounting Oversight Board (United States), the financial statements of American High-Income Municipal Bond Fund (the “Fund”) as of July 31, 2011, and for the year then ended and have issued our unqualified report thereon dated September 15, 2011 (which report and financial statements are included in item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of the Fund’s investment portfolio (the “Portfolio”) as of July 31, 2011 appearing in item 6 of this Form N-CSR. The Portfolio is the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Portfolio based on our audit.

In our opinion, the Portfolio referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
Los Angeles, California
September 15, 2011

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND

By /s/ Karl J. Zeile
Karl J. Zeile, President and Principal Executive Officer

Date: September 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Karl J. Zeile
Karl J. Zeile, President and Principal Executive Officer

Date: September 30, 2011

By /s/ Dori Laskin
Dori Laskin, Treasurer and Principal Financial Officer

Date: September 30, 2011